T. ROWE PRICE Multi-Strategy Total Return Fund
July 31, 2024 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.2%
Government Bonds 0.2%
Republic of Angola, 8.00%, 11/26/29 (USD)  310,000 281
Republic of Angola, 8.75%, 4/14/32 (USD)  550,000 493
Total Angola (Cost $748) 774
ARGENTINA 0.1%
Common Stocks 0.1%
MercadoLibre (USD) (1) 158 264
Total Argentina (Cost $209) 264
AUSTRALIA 0.2%
Common Stocks 0.0%
Vast Solar, Warrants, 6/29/28 (USD) (1) 25,200 1

Government Bonds 0.2%
Commonwealth of Australia, Series 171, 4.25%, 12/21/35  848,000 561
561
Total Australia (Cost $553) 562
AUSTRIA 0.1%
Government Bonds 0.1%
Republic of Austria, 0.85%, 6/30/2120 (2) 364,000 182
Total Austria (Cost $136) 182
AZERBAIJAN 0.1%
Government Bonds 0.1%
Southern Gas Corridor CJSC, 6.875%, 3/24/26 (USD)  275,000 278
Total Azerbaijan (Cost $277) 278
BRAZIL 1.4%
Corporate Bonds 0.7%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  260,000 225
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD)  480,000 462
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (2) 480,000 435
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 278

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Raizen Fuels Finance, 6.45%, 3/5/34 (USD)  220,000 228
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (2) 200,000 207
Samarco Mineracao, 9.00%, 6/30/31, (9.00% PIK) (USD) (3) 255,000 236
2,071
Government Bonds 0.7%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  4,605,000 765
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  3,365,000 547
Republic of Brazil, 4.25%, 1/7/25 (USD)  330,000 328
Republic of Brazil, 6.00%, 10/20/33 (USD)  345,000 340
Republic of Brazil, 6.125%, 3/15/34 (USD)  230,000 227
2,207
Total Brazil (Cost $4,368) 4,278
CANADA 1.4%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (2) 305,000 209
209
Bank Loans 0.5% (4)
Nuvei Technologies, FRN, 1M TSFR + 3.00%, 8.444%,
12/19/30 (USD)  1,496,241 1,499
1,499
Common Stocks 0.1%
Constellation Software, Warrants, 3/31/40 (1)(5) 12 —
Shopify, Class A (USD) (1) 5,120 313
313
Convertible Bonds 0.0%
Kardium, Acquisition Date: 5/31/24, Cost $1, 10.00%, 12/31/26
(USD) (1)(5)(6) 700 1
1
Corporate Bonds 0.7%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (2) 1,216,000 1,213
Rogers Communications, 2.95%, 3/15/25 (USD)  53,000 52
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1)
(2)(5) 200,000 195
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (7) 200,000 209
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  570,000 570
2,239
Total Canada (Cost $4,260) 4,261

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 0.8%
Corporate Bonds 0.3%
AES Andes, VR, 8.15%, 6/10/55 (USD) (2)(7) 490,000 501
Agrosuper, 4.60%, 1/20/32 (USD)  250,000 223
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  310,000 306
1,030
Government Bonds 0.5%
Banco del Estado de Chile, VR, 7.95% (USD) (2)(7)(8) 200,000 207
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (2) 285,000,000 285
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (2) 390,000,000 417
Chile Electricity, 6.01%, 1/20/33 (USD) (2) 193,000 197
Corp Nacional del Cobre de Chile, 3.15%, 1/15/51 (USD)  480,000 306
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 184
1,596
Total Chile (Cost $2,655) 2,626
CHINA 0.4%
Common Stocks 0.0%
58.com (USD) (1)(5) 22,100 —
—
Convertible Bonds 0.2%
H World Group, 3.00%, 5/1/26 (USD)  482,000 490
490
Corporate Bonds 0.2%
Country Garden Holdings, 3.125%, 10/22/25 (USD) (1)(9) 300,000 26
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (1)(9) 1,515,000 64
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 130
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (1)(9) 200,000 12
Times China Holdings, 6.75%, 7/8/25 (USD) (1)(9) 200,000 5
West China Cement, 4.95%, 7/8/26 (USD)  230,000 189
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  285,000 284
710
Total China (Cost $1,921) 1,200
COLOMBIA 0.9%
Corporate Bonds 0.4%
Aris Mining, 6.875%, 8/9/26 (USD) (2) 315,000 306

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Bancolombia, VR, 4.625%, 12/18/29 (USD) (7) 230,000 228
Bancolombia, VR, 8.625%, 12/24/34 (USD) (7) 240,000 248
Ecopetrol, 8.375%, 1/19/36 (USD)  280,000 279
Geopark, 5.50%, 1/17/27 (USD)  300,000 282
1,343
Government Bonds 0.5%
Republic of Colombia, 3.25%, 4/22/32 (USD)  370,000 291
Republic of Colombia, Series B, 7.00%, 3/26/31  2,554,100,000 534
Republic of Colombia, Series B, 7.00%, 6/30/32  1,600,000,000 323
Republic of Colombia, Series B, 13.25%, 2/9/33  710,400,000 200
1,348
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $0 (USD) (1)(6) † 2
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $38 (USD) (1)(6) † 50
Bona Fide Investments Holdings III, Acquisition date: 6/14/24,
Cost $30 (USD) (1)(6) † 30
82
Total Colombia (Cost $2,527) 2,773
COSTA RICA 0.1%
Government Bonds 0.1%
Republic of Costa Rica, 6.125%, 2/19/31 (USD) (10) 210,000 213
Total Costa Rica (Cost $214) 213
DENMARK 0.4%
Common Stocks 0.4%
Novo Nordisk, Class B  8,450 1,120
Total Denmark (Cost $964) 1,120
DOMINICAN REPUBLIC 0.0%
Government Bonds 0.0%
Dominican Republic, 10.75%, 6/1/36 (2) 8,000,000 138
Total Dominican Republic (Cost $134) 138

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
ECUADOR 0.0%
Government Bonds 0.0%
Republic of Ecuador, STEP, 5.50%, 7/31/35 (USD)  330,000 176
Total Ecuador (Cost $167) 176
EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt Treasury Bills, Series 364D, 25.802%,
9/24/24  7,650,000 152
Arab Republic of Egypt Treasury Bills, Series 364D, 26.917%,
12/24/24  8,775,000 164
Arab Republic of Egypt Treasury Bills, Series 364D, 30.00%,
9/17/24  8,875,000 177
Total Egypt (Cost $501) 493
EL SALVADOR 0.2%
Government Bonds 0.2%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (2) 150,000 4
Republic of El Salvador, 9.25%, 4/17/30 (USD) (2) 150,000 137
Republic of El Salvador, 9.25%, 4/17/30 (USD)  410,000 375
Total El Salvador (Cost $516) 516
FRANCE 0.2%
Bank Loans 0.1% (4)
Altice France, FRN, 1M USD LIBOR + 2.75%, 8.264%, 7/31/25
(USD)  199,495 178
178
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7 (1)
(5)(6) 8 2
2
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28  100,000 30
Altice France Holding, 10.50%, 5/15/27 (USD) (2) 545,000 204
BNP Paribas, 3.375%, 1/23/26 (GBP)  100,000 126
360
Total France (Cost $803) 540

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
GERMANY 1.3%
Common Stocks 0.2%
Infineon Technologies  10,334 359
SAP  2,055 434
793
Corporate Bonds 0.3%
BMW International Investment, 5.50%, 6/6/26 (GBP)  100,000 131
Deutsche Bank, 2.625%, 12/16/24 (GBP)  100,000 127
Mercedes-Benz International Finance, 1.625%, 11/11/24 (GBP)  100,000 127
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (2) 300,000 293
ZF North America Capital, 4.75%, 4/29/25 (USD) (2) 150,000 148
826
Government Bonds 0.6%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  1,050,573 1,110
KfW, 1.125%, 7/4/25 (GBP)  63,000 78
KfW, 1.375%, 12/9/24 (GBP)  315,000 400
KfW, 2.00%, 5/2/25 (USD)  306,000 299
1,887
Preferred Stocks 0.2%
Sartorius  1,899 539
539
Total Germany (Cost $3,970) 4,045
GHANA 0.2%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  655,000 648
Total Ghana (Cost $627) 648
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 3.70%, 10/7/33 (USD) (2) 350,000 291
Republic of Guatemala, 4.90%, 6/1/30 (USD)  300,000 287
Total Guatemala (Cost $587) 578

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
HONG KONG 0.1%
Corporate Bonds 0.1%
CAS Capital No. 1, VR, 4.00% (USD) (7)(8) 250,000 237
Total Hong Kong (Cost $209) 237
HUNGARY 0.4%
Government Bonds 0.4%
Magyar Export-Import Bank, 6.125%, 12/4/27 (USD) (2) 200,000 202
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD)  230,000 235
Republic of Hungary, 5.50%, 6/16/34 (USD)  290,000 288
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  110,000,000 275
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  144,000,000 271
Total Hungary (Cost $1,161) 1,271
INDIA 1.1%
Common Stocks 0.3%
HDFC Bank  5,318 103
ICICI Bank  34,634 505
Kotak Mahindra Bank  19,097 413
1,021
Corporate Bonds 0.2%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  266,600 229
GMR Hyderabad International Airport, 4.25%, 10/27/27 (USD)  220,000 208
HDFC Bank, VR, 3.70% (USD) (7)(8) 310,000 291
728
Government Bonds 0.6%
Greenko Solar Mauritius, 5.95%, 7/29/26 (USD)  210,000 210
Republic of India, 6.45%, 10/7/29  22,000,000 259
Republic of India, 7.18%, 8/14/33  31,000,000 375
Republic of India, 7.26%, 8/22/32  65,600,000 799
1,643
Total India (Cost $3,239) 3,392
INDONESIA 0.5%
Common Stocks 0.2%
Bank Central Asia  991,800 628
628

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.2%
Minejesa Capital, 4.625%, 8/10/30 (USD)  278,940 270
Pakuwon Jati, 4.875%, 4/29/28 (USD)  300,000 287
557
Government Bonds 0.1%
Pertamina Persero, 2.30%, 2/9/31 (USD)  340,000 287
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  2,044,000,000 127
414
Total Indonesia (Cost $1,542) 1,599
IRELAND 0.1%
Corporate Bonds 0.1%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 139
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  150,000 158
Avolon Holdings Funding, 2.875%, 2/15/25 (USD) (2) 49,000 48
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (2) 90,000 93
Total Ireland (Cost $436) 438
ITALY 0.2%
Common Stocks 0.1%
PRADA (HKD)  48,400 349
349
Government Bonds 0.1%
Republic of Italy, 2.375%, 10/17/24 (USD)  310,000 308
308
Total Italy (Cost $599) 657
IVORY COAST 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  340,000 336
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  310,000 305
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (2) 425,000 414
Republic of Ivory Coast, 8.25%, 1/30/37 (USD) (2) 250,000 242
Total Ivory Coast (Cost $1,285) 1,297
JAPAN 1.2%
Common Stocks 0.8%
Asics  15,700 256

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Chugai Pharmaceutical  10,800 471
Daiichi Sankyo  15,800 644
Harmonic Drive Systems  10,300 283
Keyence  1,200 525
Mitsubishi UFJ Financial Group  20,100 232
Recruit Holdings  2,300 132
2,543
Government Bonds 0.4%
Government of Japan, Series 83, 2.20%, 6/20/54  91,500,000 614
Government of Japan, Series 374, 0.80%, 3/20/34  112,400,000 735
1,349
Total Japan (Cost $3,363) 3,892
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  230,000 212
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (2) 200,000 199
Total Jordan (Cost $409) 411
KAZAKHSTAN 0.1%
Corporate Bonds 0.1%
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  270,000 225
Total Kazakhstan (Cost $225) 225
KENYA 0.1%
Government Bonds 0.1%
Republic of Kenya, 7.00%, 5/22/27 (USD)  200,000 190
Total Kenya (Cost $188) 190
LUXEMBOURG 0.1%
Corporate Bonds 0.1%
Altice Financing, 9.625%, 7/15/27 (USD) (2) 220,000 205
Total Luxembourg (Cost $218) 205
MALAYSIA 0.3%
Government Bonds 0.3%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  2,705,000 620
Government of Malaysia, Series 0518, 4.921%, 7/6/48  770,000 188
Total Malaysia (Cost $781) 808

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
MAURITIUS 0.2%
Corporate Bonds 0.2%
Axian Telecom, 7.375%, 2/16/27 (USD) (2) 230,000 228
Axian Telecom, 7.375%, 2/16/27 (USD)  310,000 308
Total Mauritius (Cost $537) 536
MEXICO 1.3%
Corporate Bonds 0.4%
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (7) 310,000 289
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (2)(7) 455,000 468
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD) (10) 225,000 170
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  365,000 358
1,285
Government Bonds 0.9%
Banco Nacional de Comercio Exterior SNC, VR, 2.72%, 8/11/31
(USD) (7) 300,000 271
Comision Federal de Electricidad, 4.75%, 2/23/27 (USD)  240,000 235
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  330,000 280
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  310,000 281
Petroleos Mexicanos, 6.49%, 1/23/27 (USD)  250,000 241
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  135,000 123
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  435,000 371
United Mexican States, Series M, 7.50%, 5/26/33  21,500,000 1,001
2,803
Total Mexico (Cost $4,105) 4,088
MONTENEGRO 0.1%
Government Bonds 0.1%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (2) 400,000 408
Total Montenegro (Cost $400) 408
MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  700,000 576
Total Morocco (Cost $556) 576

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
NETHERLANDS 0.5%
Common Stocks 0.3%
Adyen (1) 347 424
ASML Holding  468 436
BE Semiconductor Industries  1,653 213
1,073
Corporate Bonds 0.2%
Trivium Packaging Finance, 5.50%, 8/15/26 (USD) (2) 500,000 490
490
Total Netherlands (Cost $1,251) 1,563
NEW ZEALAND 0.3%
Government Bonds 0.3%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  1,776,000 730
Government of New Zealand, Series 0554, 5.00%, 5/15/54  178,000 109
Total New Zealand (Cost $1,035) 839
OMAN 0.2%
Government Bonds 0.2%
OmGrid Funding, 5.196%, 5/16/27 (USD)  200,000 197
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 299
Total Oman (Cost $494) 496
PANAMA 0.5%
Corporate Bonds 0.1%
Banco General, VR, 5.25% (USD) (7)(8) 265,000 239
239
Government Bonds 0.4%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 246
Republic of Panama, 2.252%, 9/29/32 (USD)  230,000 170
Republic of Panama, 3.16%, 1/23/30 (USD)  250,000 215
Republic of Panama, 7.50%, 3/1/31 (USD)  200,000 212
Republic of Panama, 7.875%, 3/1/57 (USD)  200,000 214
Republic of Panama, 8.00%, 3/1/38 (USD)  200,000 216
1,273
Total Panama (Cost $1,487) 1,512

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  570,000 472
Total Paraguay (Cost $472) 472
PERU 0.3%
Corporate Bonds 0.1%
InRetail Consumer, 3.25%, 3/22/28 (USD)  300,000 274
274
Government Bonds 0.2%
Republic of Peru, 6.15%, 8/12/32  1,050,000 273
Republic of Peru, 6.95%, 8/12/31  989,000 274
547
Total Peru (Cost $752) 821
PHILIPPINES 0.3%
Corporate Bonds 0.1%
AYC Finance, 3.90% (USD) (8) 335,000 210
210
Government Bonds 0.2%
Republic of Philippines, 6.25%, 1/14/36  36,000,000 589
589
Total Philippines (Cost $963) 799
POLAND 0.5%
Government Bonds 0.5%
Republic of Poland, Series 1033, 6.00%, 10/25/33  1,953,000 516
Republic of Poland, Series 1034, 5.00%, 10/25/34  3,954,000 970
Total Poland (Cost $1,462) 1,486
PORTUGAL 0.1%
Common Stocks 0.1%
Galp Energia  12,785 269
269

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.0%
Portuguese Republic, 5.125%, 10/15/24 (USD)  199,000 198
198
Total Portugal (Cost $452) 467
ROMANIA 0.2%
Corporate Bonds 0.1%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (7) 240,000 275
275
Government Bonds 0.1%
Republic of Romania, 3.00%, 2/14/31 (USD) (10) 250,000 213
Republic of Romania, 5.25%, 11/25/27 (USD)  206,000 205
418
Total Romania (Cost $680) 693
SAUDI ARABIA 0.3%
Corporate Bonds 0.3%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)  222,194 215
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (2) 200,000 201
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  275,000 283
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD) (7) 200,000 197
896
Government Bonds 0.0%
NCB Tier 1 Sukuk, VR, 3.50% (USD) (7)(8) 225,000 211
211
Total Saudi Arabia (Cost $1,110) 1,107
SENEGAL 0.2%
Government Bonds 0.2%
Republic of Senegal, 6.25%, 5/23/33 (USD)  635,000 540
Total Senegal (Cost $546) 540
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, 2.125%, 12/1/30 (USD)  265,000 216
Republic of Serbia, 6.25%, 5/26/28 (USD)  300,000 307

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  45,400,000 402
Total Serbia (Cost $999) 925
SOUTH AFRICA 0.2%
Government Bonds 0.2%
Eskom Holdings, 6.35%, 8/10/28 (USD)  290,000 287
Transnet, 8.25%, 2/6/28 (USD) (2) 200,000 203
Total South Africa (Cost $479) 490
SOUTH KOREA 0.2%
Common Stocks 0.2%
SK Hynix  3,819 548
Total South Korea (Cost $485) 548
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)(9)(10) 610,000 345
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (1)(9)(10) 560,000 319
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (1)(9) 275,000 156
Total Sri Lanka (Cost $704) 820
SUPRANATIONAL 0.4%
Government Bonds 0.4%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  16,200,000 190
European Investment Bank, 1.625%, 3/14/25 (USD)  192,000 188
International Bank for Reconstruction & Development, 0.625%,
4/22/25 (USD)  390,000 378
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  29,000,000 346
International Finance, 6.30%, 11/25/24 (INR)  5,170,000 62
Total Supranational (Cost $1,166) 1,164
SURINAME 0.2%
Government Bonds 0.2%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00%
PIK) (USD) (2)(3) 233,694 227
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (2) 551,000 485
Total Suriname (Cost $373) 712

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SWEDEN 0.3%
Bank Loans 0.2% (4)
Anticimex Global, FRN, 3M TSFR + 3.15%, 8.46%, 11/16/28
(USD)  585,000 586
586
Common Stocks 0.1%
Spotify Technology (USD) (1) 654 225
Svenska Cellulosa, Class B (10) 17,990 244
469
Total Sweden (Cost $1,001) 1,055
SWITZERLAND 0.2%
Common Stocks 0.2%
Cie Financiere Richemont, Class A  2,311 352
Nestle  3,234 328
Total Switzerland (Cost $663) 680
TAIWAN 0.3%
Common Stocks 0.3%
Taiwan Semiconductor Manufacturing  33,000 963
Total Taiwan (Cost $539) 963
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (2)(10) 310,000 311
Total Tanzania (Cost $308) 311
THAILAND 0.5%
Common Stocks 0.1%
WHA  1,666,300 245
245
Corporate Bonds 0.1%
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  300,000 298
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  310,000 215
513
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  7,700,000 210

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  26,853,441 727
937
Total Thailand (Cost $1,832) 1,695
TRINIDAD AND TOBAGO 0.1%
Government Bonds 0.1%
Republic of Trinidad and Tobago, 4.50%, 6/26/30 (USD)  310,000 289
Total Trinidad and Tobago (Cost $287) 289
TÜRKIYE 0.0%
Corporate Bonds 0.0%
Coca-Cola Icecek, 50.50%, 4/28/25  1,270,000 38
Total Türkiye (Cost $38) 38
UKRAINE 0.1%
Corporate Bonds 0.1%
Kernel Holding, 6.50%, 10/17/24 (USD)  200,000 186
Total Ukraine (Cost $194) 186
UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.1%
Alpha Star Holding VIII, 8.375%, 4/12/27 (USD)  200,000 206
206
Government Bonds 0.1%
Government of Abu Dhabi, 3.00%, 9/15/51 (USD)  420,000 285
285
Total United Arab Emirates (Cost $486) 491
UNITED KINGDOM 2.3%
Bank Loans 0.3% (4)
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.50%, 8.136%,
6/21/28 (EUR)  215,000 234
CD&R Firefly Bidco, FRN, GBP SONIA + 5.75%, 10.95%,
6/21/28  155,000 199
Clear Channel International, 7.50%, 4/1/27 (USD)  415,000 405
838

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Common Stocks 1.2%
DS Smith  393,216 2,299
London Stock Exchange Group  8,424 1,025
Unilever  5,298 326
3,650
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD) (2) 19,000 17

Corporate Bonds 0.8%
KCA Deutag U.K. Finance, 9.875%, 12/1/25 (USD) (2) 800,000 806
Lloyds Bank, 7.625%, 4/22/25  26,000 34
NatWest Markets, 6.625%, 6/22/26  100,000 133
Reynolds American, 4.45%, 6/12/25 (USD)  52,000 52
Rolls-Royce, 3.625%, 10/14/25 (USD) (2) 900,000 876
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (USD) (2) 615,000 610
2,511
Government Bonds 0.0%
United Kingdom Gilt, 4.00%, 10/22/63  120,000 141
141
Total United Kingdom (Cost $6,757) 7,157
UNITED STATES 35.3%
Asset-Backed Securities 1.5%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (2) 60,000 63
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (2) 230,000 235
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class D, FRN, SOFR30A + 2.05%, 7.397%, 12/26/31 (2) 216,873 218
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (2) 248,593 247
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  10,158 10
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  14,728 14
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (2) 315,000 296
CyrusOne Data Centers Issuer I, Series 2024-3A, Class A2,
4.65%, 5/20/49 (2) 300,000 276
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (2) 36,841 37

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (2) 36,532 35
Elara HGV Timeshare Issuer, Series 2023-A, Class D, 10.10%,
2/25/38 (2) 151,254 157
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (2) 245,000 254
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (2) 77,200 71
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (2) 286,150 250
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (2) 329,175 338
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 8.494%, 5/20/32 (2) 232,501 233
JPMorgan Chase Bank, Series 2021-1, Class D, 1.174%,
9/25/28 (2) 1,004 1
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29 (2) 33,072 32
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29 (2) 67,368 66
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  14,832 15
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28 (2) 13,534 13
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29 (2) 320,000 305
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (2) 41,960 42
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (2) 295,000 300
Santander Bank, Series 2021-1A, Class B, 1.833%,
12/15/31 (2) 20,016 20
Santander Bank Auto Credit-Linked Notes, Series 2022-A,
Class B, 5.281%, 5/15/32 (2) 44,147 44
Santander Bank Auto Credit-Linked Notes, Series 2022-B,
Class D, 6.793%, 8/16/32 (2) 72,155 72
Santander Bank Auto Credit-Linked Notes, Series 2022-C,
Class D, 8.197%, 12/15/32 (2) 80,179 81
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (2) 250,000 252
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (2) 485,000 496
Sierra Timeshare Receivables Funding, Series 2021-1A, Class
D, 3.17%, 11/20/37 (2) 134,157 128
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (2) 198,138 182
4,783

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Bank Loans 10.4% (4)
Applied Systems, FRN, 1M TSFR + 3.50%, 8.835%, 2/24/31  400,250 402
Applied Systems, FRN, 1M TSFR + 5.25%, 10.585%, 2/23/32  40,000 42
AppLovin, FRN, 1M TSFR + 2.50%, 7.844%, 8/16/30  100,667 101
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.194%, 12/10/29  300,000 290
Asurion, FRN, 1M TSFR + 4.25%, 9.694%, 8/19/28  329,205 328
Asurion, FRN, 1M TSFR + 5.25%, 10.708%, 1/31/28  101,879 94
Asurion, FRN, 1M TSFR + 5.25%, 10.708%, 1/20/29  400,000 366
Belron Finance U.S., FRN, 1M TSFR + 2.50%, 7.958%, 9/18/26  1,600,000 1,605
Belron Finance U.S., FRN, 3M TSFR + 2.25%, 7.835%,
11/13/25  994,737 996
Boxer Parent, FRN, 1M TSFR + 3.75%, 7/3/31 (11) 200,000 199
Boxer Parent, FRN, 1M USD LIBOR + 5.75%, 7/3/32 (11) 300,000 299
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.097%,
2/6/31  473,813 474
Catalent Pharma Solutions, FRN, 1M TSFR + 3.00%, 8.345%,
2/22/28 (5) 1,496,250 1,502
ChampionX, FRN, 1M TSFR + 2.75%, 8.197%, 6/7/29  997,487 1,000
Chromalloy, FRN, 3M TSFR + 3.75%, 9.082%, 3/27/31  475,000 467
CMG Media, FRN, 3M TSFR + 3.50%, 8.935%, 12/17/26  48,279 40
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.752%, 11/8/27  582,038 584
ConnectWise, FRN, 3M TSFR + 3.50%, 9.096%, 9/29/28  585,000 583
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.829%, 1/18/28  324,176 311
Delta Topco, FRN, 1M TSFR + 5.25%, 10.579%, 11/29/30  435,000 440
Diamond Sports Group, 5.00%, 12/2/24, (5.00% PIK) (3) 22,878 30
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
10.594%, 10/6/28  805,000 805
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.944%, 10/9/29  483,979 487
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.596%, 5/21/29  465,000 463
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
12.096%, 5/21/29  145,000 145
EPIC Crude Services, FRN, 3M TSFR + 5.00%, 10.609%,
3/2/26 (11) 599,223 599
Everi Holdings, FRN, 1M TSFR + 2.50%, 7.958%, 8/3/28  1,000,000 1,002
Fleet U.S. Bidco, FRN, 1M TSFR + 3.25%, 8.338%, 2/21/31 (5) 105,735 106
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.514%, 3/2/29  400,000 335
Instructure Holdings, FRN, 3M TSFR + 2.75%, 10/30/28 (11) 1,000,000 1,003
IRB Holding, FRN, 1M TSFR + 2.75%, 8.194%, 12/15/27  524,500 525
Jane Street Group, FRN, 1M TSFR + 2.50%, 7.958%, 1/26/28  298,454 299
Life Time, FRN, 3M TSFR + 4.00%, 9.514%, 1/15/26  1,600,000 1,605
Lions Gate Capital Holdings, FRN, 1M TSFR + 2.25%, 7.694%,
3/24/25  1,217,047 1,214
LTI Holdings, FRN, 1M USD LIBOR + 4.75%, 7/19/29 (11) 420,000 416

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
MH Sub I, FRN, 1M TSFR + 4.25%, 9.594%, 5/3/28  199,412 199
MIC Glen, FRN, 1M TSFR + 3.50%, 8.958%, 7/21/28  192,500 193
MIC Glen, FRN, 1M TSFR + 4.25%, 9.708%, 7/21/28  249,375 250
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 10.404%,
4/11/29  236,013 222
NGL Energy Operating, FRN, 1M TSFR + 3.75%, 9.094%,
2/3/31  109,725 110
PG&E, FRN, 1M TSFR + 2.50%, 7.844%, 6/23/27  400,000 402
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%,
8.708%, 3/10/28  581,227 582
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.708%, 9/25/26  378,060 314
RealPage, FRN, 1M TSFR + 6.50%, 11.958%, 4/23/29  772,602 730
RFS OPCO, FRN, 1M TSFR + 5.00%, 10.335%, 4/4/31 (5) 210,000 208
S2P Acquisition Borrower, FRN, 1M TSFR + 4.00%, 9.444%,
8/14/26  861,039 861
Select Medical, FRN, 1M TSFR + 3.00%, 8.344%, 3/6/27  177,357 177
Severin Acquisition, FRN, 3M TSFR + 3.25%, 8/1/27 (11) 997,494 999
Spirit AeroSystems, FRN, 1M TSFR + 4.25%, 9.502%,
1/15/27 (11) 995,949 1,006
Tacala Investment, FRN, 1M TSFR + 4.00%, 9.344%, 1/31/31  486,780 488
Talen Energy Supply, FRN, 1M TSFR + 3.50%, 8.827%,
5/17/30  89,100 90
TransDigm, FRN, 1M TSFR + 2.75%, 8.085%, 3/22/30  1,496,250 1,500
Triton Water Holdings, FRN, 1M TSFR + 4.00%, 9.335%,
3/31/28  409,450 411
Univision Communications, FRN, 1M TSFR + 3.25%, 8.708%,
3/15/26 (11) 1,278,812 1,278
Vistra Zero Operating, FRN, 1M TSFR + 2.75%, 8.097%,
4/30/31  254,363 256
Wand NewCo 3, FRN, 1M TSFR + 3.25%, 8.597%, 1/30/31  206,206 207
Wec U.S. Holdings, FRN, 1M TSFR + 2.75%, 8.094%, 1/27/31  197,980 198
William Morris Endeavor Entertainment, FRN, 1M TSFR +
2.75%, 8.208%, 5/18/25  2,342,061 2,344
32,182
Common Stocks 8.6%
Advanced Micro Devices (1) 2,905 420
Alphabet, Class A  2,784 478
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $15 (1)(5)
(6) 700 20
Amazon.com (1) 6,141 1,148
Amphenol, Class A  6,255 402
Apple  9,454 2,100
Astera Labs (1) 604 26
Battery Future Acquisition, Warrants, 5/26/28 (1) 36,700 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Booz Allen Hamilton Holding  2,066 296
Bowhead Specialty Holdings (1) 864 24
BRC, Class A (1)(10) 801 5
Broadcom  950 153
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245 (1)(5)
(6) 144 154
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/28 (1) 36,400 2
Carvana (1) 2,297 306
Catalent (1) 6,453 383
Celsius Holdings (1) 2,301 108
ChampionX  22,436 769
Charles Schwab  17,442 1,137
Citigroup  12,430 806
Colgate-Palmolive  3,145 312
ConocoPhillips  9,339 1,039
Constellation Energy  1,972 374
Copart (1) 4,826 253
Corning  6,223 249
Danaher  2,055 569
Diamondback Energy  1,520 308
Dollar General  3,010 362
Eli Lilly  2,208 1,776
Entegris  2,819 333
EQT  9,643 333
Exxon Mobil  9,054 1,074
Freeport-McMoRan  3,900 177
GCT Semiconductor Holding, Warrants, 12/31/28 (1) 24,750 4
GE Vernova (1) 850 152
General Electric  3,391 577
Helix Acquisition Corp. II (1) 35,386 367
HubSpot (1) 626 311
IDEXX Laboratories (1) 560 267
Intuitive Surgical (1) 721 321
Kenvue  3,285 61
KLA  298 245
Loar Holdings (1) 807 50
Maplebear (1) 984 34
Meta Platforms, Class A  1,398 664
Microsoft  3,093 1,294
Montana Technologies, Warrants, 3/15/29 (1) 36,900 37
Netflix (1) 494 310
New York Community Bancorp  1 —
NVIDIA  13,440 1,573

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Old Dominion Freight Line  2,149 452
Onyx Acquisition I, Class A, Warrants, 11/30/28 (1) 24,800 —
Patreon, Acquisition Date: 10/14/21, Cost $9 (1)(5)(6) 165 3
PepsiCo  4,067 702
Perception Capital IV, Warrants, 11/10/26 (1) 24,850 2
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(5)(6) 94 —
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(5)(6) — —
Reliance  1,005 306
Repligen (1) 306 51
Replimune Group PIPE, Acquisition Date: 6/13/24, Cost $— (1)
(6) 22 —
REVOLUTION Medicines, Warrants, 11/14/28 (1) 2,200 —
RH (1) 591 171
Socure, Acquisition Date: 12/22/21, Cost $1 (1)(5)(6) 89 —
SpringWorks Therapeutics (1) 190 7
Structure Therapeutics, ADR (1)(10) 1,282 48
Synopsys (1) 232 130
Tesla (1) 2,498 580
Toll Brothers  2 —
Tradeweb Markets, Class A  6,806 760
TWFG (1) 1,579 40
Uber Technologies (1) 4,144 267
UnitedHealth Group  1,368 788
Vertiv Holdings, Class A  652 51
Volato Group, Warrants, 12/3/28 (1) 36,400 —
26,522
Convertible Bonds 1.2%
Air Transport Services Group, 1.125%, 10/15/24  200,000 198
Galvanize Therapeutics, Acquisition Date: 2/28/24, Cost $1,
2/13/27 (1)(5)(6) 800 1
Kobold Metals, Acquisition date: 3/6/24, Cost $75, 2/26/25 (1)
(5)(6) 75,000 75
Match Group Financeco 2, 0.875%, 6/15/26 (2) 400,000 371
Rapid7, 0.25%, 3/15/27  200,000 180
Rivian Automotive, 4.625%, 3/15/29  38,000 42
Southern, 4.50%, 6/15/27 (2) 1,110,000 1,159
U.S. Steel, 5.00%, 11/1/26 (10) 477,000 1,481
Wolfspeed, 0.25%, 2/15/28  33,000 18
Wolfspeed, 1.875%, 12/1/29  660,000 334
3,859

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91 (1)(5)(6) 1,345 47
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $2 (1)(5)(6) 100 2
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $3 (1)(5)(6) 386 3
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14 (1)(5)(6) 8 9
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (1)(5)(6) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (1)(5)(6) 423 1
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (1)(5)(6) 1,376 11
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60 (1)
(5)(6) 816 71
Databricks, Series I, Acquisition Date: 9/14/23, Cost $24 (1)(5)
(6) 329 29
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (1)(5)(6) 330 7
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $— (1)(5)(6) 38 —
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $— (1)(5)(6) 38 —
Endeavour Bio Services, Series C, Acquisition Date: 4/22/24,
Cost $— (1)(5)(6) 68 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (1)(5)(6) 1,889 9
FOG Pharma, Series E, Acquisition Date: 2/29/24, Cost $— (1)
(5)(6) 41 —
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42 (1)(5)
(6) 222 11
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (1)(5)(6) 3,412 19
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $— (1)(5)(6) 24 —
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (1)
(5)(6) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22, Cost $8 (1)
(5)(6) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $10 (1)(5)(6) 384 28
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (1)(5)(6) 162 1
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15 (1)
(5)(6) 1,156 11
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (1)(5)(6) 1,232 5
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $1 (1)(5)(6) 625 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (1)(5)
(6) 238 4
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(5)(6) 1,822 41
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(5)(6) 534 12
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $3 (1)(5)(6) 69 4
Sionna Therapeutics, Series C, Acquisition Date: 3/4/24,
Cost $— (1)(5)(6) 24 —
Socure, Series A, Acquisition Date: 12/22/21, Cost $2 (1)(5)(6) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1 (1)(5)
(6) 89 —
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (1)(5)(6) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3 (1)(5)(6) 207 1
Third Arc Bio, Series A, Acquisition Date: 7/16/24, Cost $1 (1)
(5)(6) 285 1
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1 (1)(5)(6) 88 1
347
Corporate Bonds 10.3%
AbbVie, 3.80%, 3/15/25  52,000 51
Ally Financial, 5.125%, 9/30/24  41,000 41
Ally Financial, VR, 6.848%, 1/3/30 (7) 70,000 73
Alteryx, 8.75%, 3/15/28 (2) 800,000 820
American Electric Power, 5.699%, 8/15/25  52,000 52
American Express, VR, 5.098%, 2/16/28 (7) 80,000 80
At Home Group, 4.875%, 7/15/28 (2) 240,000 91
B&G Foods, 5.25%, 4/1/25 (10) 505,000 500
Bank of America, VR, 0.981%, 9/25/25 (7) 55,000 55
Boeing, 4.875%, 5/1/25  52,000 52
Boost Newco Borrower, 7.50%, 1/15/31 (2) 200,000 210
Brandywine Operating Partnership, 8.875%, 4/12/29  200,000 213
Capital One Financial, 4.25%, 4/30/25  53,000 53
Capital One Financial, VR, 2.636%, 3/3/26 (7) 55,000 54
Capital One Financial, VR, 6.312%, 6/8/29 (7) 95,000 98
Capital One Financial, VR, 6.377%, 6/8/34 (7) 95,000 99
Carnival Holdings Bermuda, 10.375%, 5/1/28 (2) 800,000 864
Carpenter Technology, 7.625%, 3/15/30  255,000 265
Carrier Global, 2.242%, 2/15/25  50,000 49
CEC Entertainment, 6.75%, 5/1/26 (2) 110,000 109
Celanese U.S. Holdings, 6.05%, 3/15/25  51,000 51
Charter Communications Operating, 4.908%, 7/23/25  13,000 13
CHS, 10.875%, 1/15/32 (2) 230,000 247
Citigroup, 4.40%, 6/10/25  108,000 107
Cloud Software Group, 8.25%, 6/30/32 (2) 1,037,000 1,071

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Comstock Resources, 6.75%, 3/1/29 (2) 299,000 289
Constellation Energy Generation, 3.25%, 6/1/25  54,000 53
CrownRock, 5.625%, 10/15/25 (2) 1,500,000 1,498
DCP Midstream Operating, 5.375%, 7/15/25  34,000 34
Delta Air Lines, 2.90%, 10/28/24  105,000 104
Diamond Sports Group, 5.375%, 8/15/26 (1)(2)(9) 345,000 7
DISH DBS, 5.25%, 12/1/26 (2) 310,000 257
DISH DBS, 7.75%, 7/1/26  210,000 136
Energy Transfer, 2.90%, 5/15/25  54,000 53
Everi Holdings, 5.00%, 7/15/29 (2) 600,000 594
Ferrellgas, 5.375%, 4/1/26 (2) 500,000 500
Fifth Third Bancorp, 2.375%, 1/28/25  53,000 52
Ford Motor Credit, 2.30%, 2/10/25  200,000 196
General Motors Financial, 6.05%, 10/10/25  49,000 49
Global Net Lease, 3.75%, 12/15/27 (2) 610,000 552
Goldman Sachs Group, 3.50%, 4/1/25  49,000 48
Goodyear Tire & Rubber, 9.50%, 5/31/25  2,500,000 2,506
GPD, 10.125%, 4/1/26 (2)(10) 450,000 420
Graphic Packaging International, 4.125%, 8/15/24  500,000 499
Gray Television, 10.50%, 7/15/29 (2) 380,000 396
HCA, 5.375%, 2/1/25  52,000 52
Hyundai Capital America, 5.50%, 3/30/26 (2) 70,000 70
Icahn Enterprises, 9.00%, 6/15/30 (2) 425,000 429
Jane Street Group, 7.125%, 4/30/31 (2) 535,000 554
Kilroy Realty, 3.45%, 12/15/24  54,000 53
Live Nation Entertainment, 4.875%, 11/1/24 (2) 2,400,000 2,388
Michael Kors USA, 4.25%, 11/1/24 (2) 400,000 396
Midcontinent Communications, 5.375%, 8/15/27 (2) 200,000 196
Morgan Stanley, VR, 1.164%, 10/21/25 (7) 49,000 49
Morgan Stanley, Series I, VR, 0.864%, 10/21/25 (7) 100,000 99
Moss Creek Resources Holdings, 10.50%, 5/15/27 (2) 400,000 409
Navient, 6.75%, 6/25/25  11,000 11
NCL, 5.875%, 3/15/26 (2) 300,000 299
Neptune Bidco U.S., 9.29%, 4/15/29 (2) 565,000 552
Nexstar Media, 5.625%, 7/15/27 (2) 200,000 194
NextEra Energy Capital Holdings, 6.051%, 3/1/25  48,000 48
Occidental Petroleum, 5.875%, 9/1/25  51,000 51
Ovintiv, 5.65%, 5/15/25  51,000 51
PennyMac Financial Services, 5.375%, 10/15/25 (2) 1,000,000 994
PNC Financial Services Group, VR, 5.812%, 6/12/26 (7) 52,000 52
Rivian Holdings, FRN, 6M TSFR + 6.053%, 11.359%,
10/15/26 (2) 1,175,000 1,175
Santander Holdings USA, VR, 6.124%, 5/31/27 (7)(10) 150,000 152

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Select Medical, 6.25%, 8/15/26 (2) 800,000 806
Service Properties Trust, 5.25%, 2/15/26  400,000 394
Shutterfly Finance, 8.50%, 10/1/27, (4.25% Cash and 4.25%
PIK) (2)(3) 309,469 262
Shutterfly Finance, 9.75%, 10/1/27 (2) 36,006 36
Sirius XM Radio, 5.00%, 8/1/27 (2) 53,000 51
Southern, VR, 1.875%, 9/15/81 (EUR) (7) 230,000 227
Sprint, 7.625%, 2/15/25  260,000 262
Sprint, 7.625%, 3/1/26  49,000 50
Stagwell Global, 5.625%, 8/15/29 (2) 168,000 158
Tenet Healthcare, 6.25%, 2/1/27  800,000 800
Townsquare Media, 6.875%, 2/1/26 (2) 105,000 103
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  36,577 36
United Airlines, 4.375%, 4/15/26 (2) 375,000 365
United Airlines Holdings, 4.875%, 1/15/25  28,000 28
United Rentals North America, 6.00%, 12/15/29 (2) 1,000,000 1,013
United Wholesale Mortgage, 5.50%, 11/15/25 (2) 300,000 298
Venture Global LNG, 9.875%, 2/1/32 (2) 125,000 138
Vistra, VR, 7.00% (2)(7)(8) 82,000 81
Walgreens Boots Alliance, 3.80%, 11/18/24  2,153,000 2,138
Warnermedia Holdings, 3.638%, 3/15/25  53,000 52
Western Digital, 4.75%, 2/15/26  2,700,000 2,653
Western Midstream Operating, 3.10%, 2/1/25  54,000 53
Williams, 4.00%, 9/15/25  50,000 49
31,888
Municipal Securities 0.7%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 212
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  30,000 4
Port Beaumont Navigation Dist., Jefferson Gulf coast, Series B,
10.00%, 7/1/26 (2) 365,000 372
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 732,963 449
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  58,668 39
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  45,589 46
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  40,979 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  35,170 34
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  47,818 45

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  49,730 46
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  25,352 26
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  50,314 52
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  49,497 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  48,077 53
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (1)(13) 45,000 24
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (1)(13) 370,000 199
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  275,000 234
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  100,000 97
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 47
2,072
Non-U.S. Government Mortgage-Backed Securities 0.9%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 6.593%, 4/15/34 (2) 75,000 68
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
TSFR + 2.964%, 8.293%, 11/15/34 (2) 130,000 1
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C,
ARM, 1M TSFR + 1.664%, 6.993%, 8/15/38 (2) 42,647 36
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 9.373%, 6/15/36 (2) 160,000 143
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D,
ARM, 1M TSFR + 2.047%, 7.376%, 12/15/37 (2) 200,000 200
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E,
ARM, 1M TSFR + 2.447%, 7.776%, 12/15/37 (2) 100,000 100
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2) 125,000 70
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 80,000 21
Commercial Mortgage Trust, Series 2017-PANW, Class D,
ARM, 3.935%, 10/10/29 (2) 325,000 291
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 8.097%, 5/25/42 (2) 45,584 47
Finance of America HECM Buyout, Series 2022-HB1, Class
M3, ARM, 5.084%, 2/25/32 (2) 460,000 449
HILT Commercial Mortgage Trust, Series 2024-ORL, Class C,
ARM, 1M TSFR + 2.44%, 7.769%, 5/15/37 (2) 240,000 239
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (2) 115,000 97

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Progress Residential, Series 2021-SFR1, Class F, 2.757%,
4/17/38 (2) 295,000 274
Progress Residential Trust, Series 2020-SFR3, Class F,
2.796%, 10/17/27 (2) 140,000 139
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.647%,
2/25/42 (2) 67,384 68
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (2) 145,143 131
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 8.568%, 6/15/39 (2) 100,000 99
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (2) 175,000 134
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (2) 174,724 160
2,767
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 1.6%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  1,440,842 1,401
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  311,373 299
U.S. Treasury Notes, 0.375%, 9/15/24  580,000 576
U.S. Treasury Notes, 1.375%, 1/31/25  1,430,000 1,404
U.S. Treasury Notes, 4.625%, 2/28/25  1,300,000 1,297
4,977
Total United States (Cost $102,876) 109,397
URUGUAY 0.0%
Government Bonds 0.0%
Republic of Uruguay, 8.25%, 5/21/31  5,850,000 136
Total Uruguay (Cost $139) 136
UZBEKISTAN 0.1%
Government Bonds 0.1%
National Bank of Uzbekistan, 4.85%, 10/21/25 (USD)  200,000 194
Republic of Uzbekistan, 3.70%, 11/25/30 (USD) (10) 300,000 249
Total Uzbekistan (Cost $459) 443

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 38.0%
Money Market Funds 34.7%
T. Rowe Price Government Reserve Fund, 5.36% (14)(15) 107,263,423 107,263
107,263
U.S. Treasury Obligations 3.3%
U.S. Treasury Bills, 5.07%, 1/23/25  1,000,000 976
U.S. Treasury Bills, 5.252%, 12/26/24  1,000,000 980
U.S. Treasury Bills, 5.279%, 11/29/24  1,000,000 983
U.S. Treasury Bills, 5.294%, 10/3/24  1,000,000 991
U.S. Treasury Bills, 5.295%, 8/22/24  3,485,000 3,475
U.S. Treasury Bills, 5.307%, 8/15/24  1,000,000 998
U.S. Treasury Bills, 5.309%, 10/31/24  1,000,000 987
U.S. Treasury Bills, 5.314%, 9/19/24  1,000,000 993
10,383
Total Short-Term Investments (Cost $117,644) 117,646
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.36% (14)(15) 1,572,806 1,573
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,573
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.36% (14)(15) 2,033,299 2,033
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2,033
Total Securities Lending Collateral (Cost $3,606) 3,606

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY,
Call, 9/5/24 @
JPY156.00 (1) 1 1,260 2
Bank of America
USD / JPY,
Call, 9/30/24 @
JPY156.00 (1) 1 1,005 2
Barclays Bank
30 Year Interest
Rate Swap,
8/12/54 Pay Fixed
3.80% Annually,
Receive Variable
5.38% (SOFR)
Annually, 8/8/24 @
3.80%* (1) 1 2,542 1
Barclays Bank
S&P 500 Index,
Put, 12/20/24 @
$4,700.00 (1) 7 3,866 23
Citibank
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 5.38%
(SOFR) Annually,
12/8/25 @
2.25%* (1) 1 2,500 14
Citibank
EUR / CHF, Put,
9/3/24 @ CHF0.92
(EUR) (1) 1 1,157 1
Citibank
USD / AUD,
Call, 8/8/24 @
USD0.62 (1) 1 1,002 —
Citibank
USD / CNH,
Call, 4/15/25 @
CNH7.36 (1) 1 1,265 9
Citibank
USD / EUR,
Call, 9/10/24 @
USD1.03 (1) 1 1,141 —
Citibank
USD / EUR,
Call, 9/12/24 @
USD1.05 (1) 1 1,592 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / EUR,
Put, 9/10/24 @
USD1.10 (1) 1 1,141 2
Citibank
USD / GBP,
Call, 8/8/24 @
USD1.26 (1) 1 1,270 —
Citibank
USD / GBP,
Put, 8/8/24 @
USD1.30 (1) 1 1,270 1
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 5.38%
(SOFR) Annually,
12/8/25 @
2.00%* (1) 1 2,500 10
Goldman Sachs
USD / TWD,
Call, 10/18/24 @
TWD32.75 (1) 1 763 6
JPMorgan Chase
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S42,
5 Year Index,
6/20/29), Pay
1.00% Quarterly,
Receive upon
credit default,
8/21/24 @
0.65%* (1) 1 2,700 1
JPMorgan Chase
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S42,
5 Year Index,
6/20/29), Pay
1.00% Quarterly,
Receive upon
credit default,
9/18/24 @
0.80%* (1) 1 2,670 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
5 Year Interest
Rate Swap, 5/6/31
Receive Fixed
3.00% Annually,
Pay Variable
5.38% (SOFR)
Annually, 5/4/26 @
3.00%* (1) 1 2,550 42
Morgan Stanley
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S42,
5 Year Index,
6/20/29), Pay
1.00% Quarterly,
Receive upon
credit default,
10/16/24 @
0.55%* (1) 1 15,500 27
Morgan Stanley
iShares Russell
2000 ETF, Put,
9/20/24 @
$222.00 (1) 22 492 14
Morgan Stanley
USD / PLN,
Call, 8/19/24 @
PLN4.06 (1) 1 1,418 3
UBS Investment Bank
S&P 500 Index,
Put, 9/20/24 @
$4,600.00 (1) 5 2,761 3
UBS Investment Bank
USD / THB,
Call, 8/19/24 @
THB37.05 (1) 1 1,418 —
Total Options Purchased (Cost $406) 163
Total Investments in Securities  98.8%
(Cost $297,535) $ 305,605
Other Assets Less Liabilities 1.2% 3,817
Net Assets 100.0% $ 309,422

T. ROWE PRICE Multi-Strategy Total Return Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $40,607 and represents 13.1% of net assets.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $685 and represents 0.2% of net assets.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) Security is in default or has failed to make a scheduled interest and/or principal payment.
(10) All or a portion of this security is on loan at July 31, 2024.
(11) All or a portion of this loan is unsettled as of July 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
1M SEK
STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
1M ZAR JIBOR One month ZAR JIBOR (Johannesburg Interbank average rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M NDBB Three month NZD bank bill
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP Egyptian Pound
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PLN Polish Zloty
PTT Pass-Through Trust
RSD Serbian Dinar
SARON Swiss Average Rate Overnight
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.5)%
OTC Options Written (0.5)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year
Index, 6/20/29), Pay 1.00%
Quarterly, Receive upon
credit default, 10/16/24 @
0.65%* 1 15,500 (14)
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
8/16/24 @ $77.00 556 4,171 (4)
Morgan Stanley
S&P 500 Index, Call,
9/20/24 @ $5,500.00 85 46,940 (1,330)
Total Options Written (Premiums $(873)) $ (1,348)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS (0.3)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.3)%
Credit Default Swaps, Protection Bought (0.1)%
United States (0.1)%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S41, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/28 * 388 (57) (16) (41)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S41, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/28 * 227 (33) (7) (26)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S41, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/28 * 285 (41) (10) (31)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 389 60 79 (19)
Total United States 46 (117)
Total Bilateral Credit Default Swaps, Protection
Bought 46 (117)
Credit Default Swaps, Protection Sold (0.0)%
Luxembourg 0.0%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 345 25 26 (1)
Total Luxembourg 26 (1)
Mexico (0.0)%
Morgan Stanley, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 (USD) * 658 (88) (122) 34
Total Mexico (122) 34

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
United States 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Receive upon credit
default, 12/20/27 * — — 2 (2)
Total United States 2 (2)
Total Bilateral Credit Default Swaps, Protection
Sold (94) 31
Total Return Swaps (0.2)%
Australia (0.0)%
Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia
Monthly, Receive Variable 3.903% (1M
ADBB + (0.40)%) Monthly, 1/20/26 667 (37) — (37)
Citibank, Pay Underlying Reference:
Fortescue Monthly, Receive Variable
3.930% (1M ADBB + (0.40)%) Monthly,
1/20/26 508 25 — 25
Citibank, Pay Underlying Reference:
Insurance Australia Group Monthly,
Receive Variable 3.927% (1M ADBB +
(0.40)%) Monthly, 1/20/26 875 (24) — (24)
Citibank, Pay Underlying Reference:
Suncorp Group Monthly, Receive
Variable 3.903% (1M ADBB + (0.40)%)
Monthly, 1/20/26 838 (45) — (45)
Citibank, Pay Underlying Reference:
Telstra Group Monthly, Receive Variable
3.903% (1M ADBB + (0.40)%) Monthly,
1/20/26 441 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: South32 Monthly, Receive
Variable 3.927% (1M ADBB + (0.40)%)
Monthly, 1/20/26 1,233 124 — 124
Morgan Stanley, Receive Underlying
Reference: Brambles Monthly, Pay
Variable 4.877% (1M ADBB + 0.55%)
Monthly, 1/20/26 373 19 — 19
Morgan Stanley, Receive Underlying
Reference: Rio Tinto Monthly, Pay
Variable 4.877% (1M ADBB + 0.55%)
Monthly, 1/20/26 960 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: SEEK Monthly, Pay Variable
4.877% (1M ADBB + 0.55%) Monthly,
1/20/26 215 2 — 2
Morgan Stanley, Receive Underlying
Reference: Westpac Banking Monthly,
Pay Variable 4.877% (1M ADBB +
0.55%) Monthly, 1/20/26 448 17 — 17
Morgan Stanley, Receive Underlying
Reference: Woodside Energy Group
Monthly, Pay Variable 4.877% (1M
ADBB + 0.55%) Monthly, 1/20/26 2,012 (80) — (80)
Total Australia — (35)
Belgium 0.0%
Bank of America, Receive Underlying
Reference: Azelis Group Monthly, Pay
Variable 4.016% (EUR ESTR + 0.35%)
Monthly, 1/20/26 215 1 — 1
Goldman Sachs, Receive Underlying
Reference: Warehouses De Pauw
Monthly, Pay Variable 4.066% (EUR
ESTR + 0.40%) Monthly, 1/20/26 250 (15) — (15)
JPMorgan Chase, Receive Underlying
Reference: UCB Monthly, Pay Variable
4.016% (EUR ESTR + 0.35%) Monthly,
1/20/26 327 26 — 26
Total Belgium — 12
Bermuda (0.0)%
Bank of America, Receive Underlying
Reference: James River Group Holdings
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 98 3 — 3
Goldman Sachs, Receive Underlying
Reference: Norwegian Cruise Line
Holdings Monthly, Pay Variable 5.647%
(SOFR + 0.30%) Monthly, 1/20/26 267 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 435 12 — 12
Total Bermuda — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Brazil (0.0)%
Bank of America, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 5.696% (SOFR + 0.35%)
Monthly, 1/21/26 163 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: B3 Monthly, Pay Variable
5.796% (SOFR + 0.45%) Monthly,
1/21/26 205 (20) — (20)
Total Brazil — (34)
Canada (0.0)%
Bank of America, Pay Underlying
Reference: CGI Monthly, Receive
Variable 4.575% (CORRA + (0.10)%)
Monthly, 1/19/26 769 (53) — (53)
Bank of America, Pay Underlying
Reference: TMX Group Monthly, Receive
Variable 4.575% (CORRA + (0.10)%)
Monthly, 1/19/26 556 (11) — (11)
Bank of America, Receive Underlying
Reference: Canadian National Railway
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 333 (17) — (17)
Bank of America, Receive Underlying
Reference: Franco-Nevada Monthly,
Pay Variable 5.175% (CORRA + 0.50%)
Monthly, 1/19/26 740 10 — 10
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.375% (CORRA +
(0.30)%) Monthly, 1/19/26 265 1 — 1
Goldman Sachs, Pay Underlying
Reference: Barrick Gold Monthly,
Receive Variable 4.375% (CORRA +
(0.30)%) Monthly, 1/19/26 367 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: Brookfield Asset
Management, Class A Monthly, Receive
Variable 4.375% (CORRA + (0.30)%)
Monthly, 1/19/26 465 (22) — (22)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Monthly,
Receive Variable 4.375% (CORRA +
(0.30)%) Monthly, 1/19/26 945 (27) — (27)
Goldman Sachs, Receive Underlying
Reference: BRP Monthly, Pay Variable
4.975% (CORRA + 0.30%) Monthly,
1/19/26 326 15 — 15
Goldman Sachs, Receive Underlying
Reference: Interfor Monthly, Pay Variable
4.975% (CORRA + 0.30%) Monthly,
1/19/26 436 45 — 45
Goldman Sachs, Receive Underlying
Reference: Shopify, Class A Monthly,
Pay Variable 4.975% (CORRA + 0.30%)
Monthly, 1/19/26 602 (17) — (17)
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly,
Pay Variable 4.975% (CORRA + 0.30%)
Monthly, 1/19/26 1,075 28 — 28
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 4.275% (CORRA +
(0.40)%) Monthly, 1/19/26 912 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.275% (CORRA +
(0.40)%) Monthly, 1/19/26 118 1 — 1
Morgan Stanley, Pay Underlying
Reference: Lundin Mining Monthly,
Receive Variable 4.275% (CORRA +
(0.40)%) Monthly, 1/19/26 774 65 — 65
Morgan Stanley, Pay Underlying
Reference: Manulife Financial Monthly,
Receive Variable 4.275% (CORRA +
(0.40)%) Monthly, 1/19/26 564 4 — 4
Morgan Stanley, Receive Underlying
Reference: Cameco Monthly, Pay
Variable 5.225% (CORRA + 0.55%)
Monthly, 1/19/26 480 (42) — (42)
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
5.225% (CORRA + 0.55%) Monthly,
1/19/26 739 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: First Quantum Minerals
Monthly, Pay Variable 5.225% (CORRA
+ 0.55%) Monthly, 1/19/26 369 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: Nuvei Monthly, Pay Variable
5.744% (SOFR + 0.40%) Monthly,
1/20/26 568 2 — 2
Morgan Stanley, Receive Underlying
Reference: Nuvei Monthly, Pay Variable
5.747% (SOFR + 0.40%) Monthly,
1/20/26 541 8 — 8
Morgan Stanley, Receive Underlying
Reference: Sun Life Financial Monthly,
Pay Variable 5.225% (CORRA + 0.55%)
Monthly, 1/19/26 722 (5) — (5)
Total Canada — (62)
Cayman Islands (0.0)%
Citibank, Receive Underlying Reference:
BeiGene Monthly, Pay Variable 5.769%
(SOFR + 0.42%) Monthly, 1/20/26 82 12 — 12
Citibank, Receive Underlying Reference:
NetEase Monthly, Pay Variable 5.769%
(SOFR + 0.42%) Monthly, 1/20/26 144 — — —
JPMorgan Chase, Receive Underlying
Reference: Sea Monthly, Pay Variable
5.697% (SOFR + 0.35%) Monthly,
1/20/26 269 (24) — (24)
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 114 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Structure Therapeutics
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 51 (8) — (8)
Total Cayman Islands — (31)
China 0.1%
UBS Investment Bank, Receive
Underlying Reference: Jiangsu Hengli
Hydraulic, Class A Monthly, Pay Variable
4.319% (1M CNH HIBOR + 0.75%)
Monthly, 1/21/26 1,651 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Sany Heavy
Industry, Class A Monthly, Pay Variable
3.926% (1M CNH HIBOR + 0.75%)
Monthly, 1/21/26 1,469 7 — 7
Total China — 16
Curacao 0.0%
Goldman Sachs, Receive Underlying
Reference: Schlumberger Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 137 1 — 1
JPMorgan Chase, Pay Underlying
Reference: Schlumberger Monthly,
Receive Variable 5.093% (SOFR +
(0.25)%) Monthly, 1/20/26 796 — — —
Total Curacao — 1
Cyprus 0.0%
UBS Investment Bank, Receive
Underlying Reference: TCS Group
Holding Monthly, Pay Variable 5.699%
(SOFR + 0.35%) Monthly, 1/18/26 — — — —
Total Cyprus — —
Denmark 0.0%
Bank of America, Receive Underlying
Reference: Carlsberg, Class B Monthly,
Pay Variable 3.950% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 6,394 (23) — (23)
Goldman Sachs, Receive Underlying
Reference: DSV Monthly, Pay Variable
3.950% (1M DKK CIBOR + 0.35%)
Monthly, 1/20/26 8,160 99 — 99
Goldman Sachs, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 3.950% (1M DKK
CIBOR + 0.35%) Monthly, 1/17/26 1,809 (17) — (17)
Total Denmark — 59
Finland 0.0%
Citibank, Pay Underlying Reference:
Stora Enso, Class R Monthly, Receive
Variable 3.367% (EUR ESTR + (0.30)%)
Monthly, 1/20/26 239 23 — 23

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Sampo, Class A Monthly,
Pay Variable 4.016% (EUR ESTR +
0.35%) Monthly, 1/20/26 952 8 — 8
Total Finland — 31
Foreign/Europe 0.0%
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 3.316% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 375 39 — 39
Total Foreign/Europe — 39
France (0.0)%
Bank of America, Pay Underlying
Reference: EssilorLuxottica Monthly,
Receive Variable 3.316% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 496 (32) — (32)
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay
Variable 4.016% (EUR ESTR + 0.35%)
Monthly, 1/17/26 268 12 — 12
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
4.066% (EUR ESTR + 0.40%) Monthly,
1/17/26 677 6 — 6
Goldman Sachs, Receive Underlying
Reference: Remy Cointreau Monthly,
Pay Variable 4.066% (EUR ESTR +
0.40%) Monthly, 1/20/26 270 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly,
Receive Variable 3.316% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 1,287 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Orange Monthly, Receive
Variable 3.316% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 609 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Remy Cointreau Monthly,
Pay Variable 4.016% (EUR ESTR +
0.35%) Monthly, 1/20/26 253 (2) — (2)
Total France — (49)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Germany (0.1)%
Citibank, Receive Underlying Reference:
Zalando Monthly, Pay Variable 4.060%
(EUR ESTR + 0.40%) Monthly, 1/20/26 1,091 (33) — (33)
Goldman Sachs, Receive Underlying
Reference: adidas Monthly, Pay Variable
4.066% (EUR ESTR + 0.40%) Monthly,
1/20/26 1,616 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: Allianz Monthly, Pay Variable
4.066% (EUR ESTR + 0.40%) Monthly,
1/20/26 1,022 (21) — (21)
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 4.066% (EUR ESTR +
0.40%) Monthly, 1/20/26 1,271 19 — 19
Goldman Sachs, Receive Underlying
Reference: Siemens Healthineers
Monthly, Pay Variable 4.066% (EUR
ESTR + 0.40%) Monthly, 1/20/26 712 (72) — (72)
JPMorgan Chase, Receive Underlying
Reference: Hannover Rueck Monthly,
Pay Variable 4.016% (EUR ESTR +
0.35%) Monthly, 1/20/26 245 (11) — (11)
JPMorgan Chase, Receive Underlying
Reference: Infineon Technologies
Monthly, Pay Variable 4.016% (EUR
ESTR + 0.35%) Monthly, 1/20/26 381 (43) — (43)
Morgan Stanley, Pay Underlying
Reference: Brenntag Monthly, Receive
Variable 3.316% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 779 (32) — (32)
Morgan Stanley, Pay Underlying
Reference: Deutsche Boerse Monthly,
Receive Variable 3.316% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 460 5 — 5
Morgan Stanley, Pay Underlying
Reference: Fresenius Medical Care
Monthly, Receive Variable 3.316% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 675 2 — 2
Morgan Stanley, Receive Underlying
Reference: Puma Monthly, Pay Variable
4.016% (EUR ESTR + 0.35%) Monthly,
1/20/26 1,365 46 — 46

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
4.016% (EUR ESTR + 0.35%) Monthly,
1/20/26 687 27 — 27
UBS Investment Bank, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable 3.267% (EUR ESTR + (0.40)%)
Monthly, 1/20/26 1,466 (74) — (74)
Total Germany — (191)
Hong Kong 0.0%
UBS Investment Bank, Receive
Underlying Reference: AIA Group
Monthly, Pay Variable 4.950% (1M HKD
HIBOR + 0.35%) Monthly, 1/20/26 2,751 10 — 10
Total Hong Kong — 10
Indonesia 0.0%
Bank of America, Receive Underlying
Reference: Bank Central Asia Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 245 5 — 5
Total Indonesia — 5
Ireland 0.0%
Citibank, Pay Underlying Reference:
Aon, Class A Monthly, Receive Variable
5.169% (SOFR + (0.18)%) Monthly,
1/20/26 367 (36) — (36)
Citibank, Receive Underlying Reference:
Medtronic Monthly, Pay Variable 5.769%
(SOFR + 0.42%) Monthly, 1/20/26 517 21 — 21
Morgan Stanley, Pay Underlying
Reference: Bank of Ireland Group
Monthly, Receive Variable 3.316% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 305 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: James Hardie Industries
Monthly, Receive Variable 3.827% (1M
ADBB + (0.50)%) Monthly, 1/20/26
(AUD) 320 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 691 29 — 29

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
5.747% (SOFR + 0.40%) Monthly,
1/20/26 1,322 43 — 43
Total Ireland — 31
Israel (0.0)%
Citibank, Receive Underlying Reference:
Monday.com Monthly, Pay Variable
5.769% (SOFR + 0.42%) Monthly,
1/20/26 388 (24) — (24)
Total Israel — (24)
Italy 0.0%
Goldman Sachs, Pay Underlying
Reference: Snam Monthly, Receive
Variable 3.396% (EUR ESTR + (0.27)%)
Monthly, 1/17/26 649 (18) — (18)
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
4.066% (EUR ESTR + 0.40%) Monthly,
1/17/26 346 (11) — (11)
Goldman Sachs, Receive Underlying
Reference: Intesa Sanpaolo Monthly,
Pay Variable 4.066% (EUR ESTR +
0.40%) Monthly, 1/17/26 544 22 — 22
JPMorgan Chase, Receive Underlying
Reference: FinecoBank Banca Fineco
Monthly, Pay Variable 4.016% (EUR
ESTR + 0.35%) Monthly, 1/20/26 879 26 — 26
Morgan Stanley, Pay Underlying
Reference: Amplifon Monthly, Receive
Variable 3.316% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 225 12 — 12
Morgan Stanley, Receive Underlying
Reference: UniCredit Monthly, Pay
Variable 4.016% (EUR ESTR + 0.35%)
Monthly, 1/20/26 566 12 — 12
Total Italy — 43
Japan 0.1%
Citibank, Pay Underlying Reference:
Mitsubishi Electric Monthly, Receive
Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 111,568 36 — 36

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
SCREEN Holdings Monthly, Receive
Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 24,315 33 — 33
Citibank, Receive Underlying Reference:
Sanrio Monthly, Pay Variable 0.458%
(JPY TONA + 0.38%) Monthly, 1/20/26 20,533 5 — 5
Citigroup Global Markets, Pay
Underlying Reference: SCREEN
Holdings Monthly, Receive Variable
(0.342)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 11,347 16 — 16
Citigroup Global Markets, Pay
Underlying Reference: Suzuki Motor
Monthly, Receive Variable (0.342)%
(JPY TONA + (0.42)%) Monthly, 1/17/26 42,008 3 — 3
Citigroup Global Markets, Receive
Underlying Reference: Sanrio Monthly,
Pay Variable 0.458% (JPY TONA +
0.38%) Monthly, 1/20/26 14,311 3 — 3
Citigroup Global Markets, Receive
Underlying Reference: Sumitomo Mitsui
Trust Holdings Monthly, Pay Variable
0.458% (JPY TONA + 0.38%) Monthly,
1/20/26 90,121 19 — 19
Morgan Stanley, Pay Underlying
Reference: Advantest Monthly, Receive
Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 51,571 26 — 26
Morgan Stanley, Pay Underlying
Reference: Astellas Pharma Monthly,
Receive Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 195,952 (73) — (73)
Morgan Stanley, Pay Underlying
Reference: Bridgestone Monthly,
Receive Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 94,725 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly,
Receive Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 88,149 20 — 20
Morgan Stanley, Pay Underlying
Reference: Hoya Monthly, Receive
Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 160,765 74 — 74

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly,
Receive Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 54,298 27 — 27
Morgan Stanley, Pay Underlying
Reference: ITOCHU Monthly, Receive
Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 144,149 32 — 32
Morgan Stanley, Pay Underlying
Reference: Kirin Holdings Monthly,
Receive Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 42,160 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Lasertec Monthly, Receive
Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 53,440 69 — 69
Morgan Stanley, Pay Underlying
Reference: M3 Monthly, Receive
Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 30,654 21 — 21
Morgan Stanley, Pay Underlying
Reference: MINEBEA MITSUMI Monthly,
Receive Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 138,036 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Monthly, Receive
Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 151,987 68 — 68
Morgan Stanley, Pay Underlying
Reference: Nissan Motor Monthly,
Receive Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 159,714 130 — 130
Morgan Stanley, Pay Underlying
Reference: Nitori Holdings Monthly,
Receive Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 193,456 (56) — (56)
Morgan Stanley, Pay Underlying
Reference: Shionogi Monthly, Receive
Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 196,680 — — —
Morgan Stanley, Pay Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Receive Variable
(0.342)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 372,138 21 — 21

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Sumitomo Realty &
Development Monthly, Receive Variable
(0.342)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 70,182 1 — 1
Morgan Stanley, Pay Underlying
Reference: Tokio Marine Holdings
Monthly, Receive Variable (0.343)%
(JPY TONA + (0.42)%) Monthly, 1/20/26 209,596 (104) — (104)
Morgan Stanley, Pay Underlying
Reference: Toray Industries Monthly,
Receive Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 47,691 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Yakult Honsha Monthly,
Receive Variable (0.342)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 34,825 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: Aisin Monthly, Pay Variable
0.608% (JPY TONA + 0.53%) Monthly,
1/20/26 314,698 (80) — (80)
Morgan Stanley, Receive Underlying
Reference: Asics Monthly, Pay Variable
0.608% (JPY TONA + 0.53%) Monthly,
1/20/26 51,450 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: Chugai Pharmaceutical
Monthly, Pay Variable 0.608% (CORRA
+ 0.53%) Monthly, 1/20/26 1,819 1 — 1
Morgan Stanley, Receive Underlying
Reference: Chugai Pharmaceutical
Monthly, Pay Variable 0.608% (JPY
TONA + 0.53%) Monthly, 1/20/26 171,612 104 — 104
Morgan Stanley, Receive Underlying
Reference: CyberAgent Monthly, Pay
Variable 0.608% (JPY TONA + 0.53%)
Monthly, 1/20/26 43,485 1 — 1
Morgan Stanley, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.608% (JPY TONA + 0.53%)
Monthly, 1/20/26 66,744 10 — 10
Morgan Stanley, Receive Underlying
Reference: Disco Monthly, Pay Variable
0.460% (JPY TONA + 0.38%) Monthly,
1/20/26 41,779 19 — 19

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Hamamatsu Photonics
Monthly, Pay Variable 0.608% (JPY
TONA + 0.53%) Monthly, 1/20/26 87,694 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Istyle Monthly, Pay Variable
0.608% (JPY TONA + 0.53%) Monthly,
1/20/26 33,955 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Chemical Group
Monthly, Pay Variable 0.608% (JPY
TONA + 0.53%) Monthly, 1/20/26 61,998 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Estate Monthly,
Pay Variable 0.607% (JPY TONA +
0.53%) Monthly, 1/20/26 139,433 27 — 27
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Estate Monthly,
Pay Variable 0.608% (JPY TONA +
0.53%) Monthly, 1/20/26 30,311 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi UFJ Financial
Group Monthly, Pay Variable 0.608%
(JPY TONA + 0.53%) Monthly, 1/20/26 90,983 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Mitsui Fudosan Monthly, Pay
Variable 0.608% (JPY TONA + 0.53%)
Monthly, 1/20/26 45,165 8 — 8
Morgan Stanley, Receive Underlying
Reference: Murata Manufacturing
Monthly, Pay Variable 0.608% (JPY
TONA + 0.53%) Monthly, 1/20/26 98,528 (74) — (74)
Morgan Stanley, Receive Underlying
Reference: Nintendo Monthly, Pay
Variable 0.608% (JPY TONA + 0.53%)
Monthly, 1/20/26 102,370 (34) — (34)
Morgan Stanley, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 0.608% (JPY
TONA + 0.53%) Monthly, 1/20/26 102,320 4 — 4
Morgan Stanley, Receive Underlying
Reference: Olympus Monthly, Pay
Variable 0.608% (JPY TONA + 0.53%)
Monthly, 1/20/26 73,955 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Recruit Holdings Monthly,
Pay Variable 0.608% (JPY TONA +
0.53%) Monthly, 1/20/26 273,721 (134) — (134)
Morgan Stanley, Receive Underlying
Reference: Renesas Electronics
Monthly, Pay Variable 0.608% (JPY
TONA + 0.53%) Monthly, 1/20/26 88,156 (122) — (122)
Morgan Stanley, Receive Underlying
Reference: Resona Holdings Monthly,
Pay Variable 0.608% (JPY TONA +
0.53%) Monthly, 1/20/26 121,474 19 — 19
Morgan Stanley, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.608% (JPY TONA + 0.53%) Monthly,
1/20/26 73,296 7 — 7
Morgan Stanley, Receive Underlying
Reference: Sega Sammy Holdings
Monthly, Pay Variable 0.608% (JPY
TONA + 0.53%) Monthly, 1/20/26 21,473 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Sega Sammy Holdings
Monthly, Pay Variable 0.608% (JPY
TONA + 0.53%) Monthly, 1/20/26 48,315 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 0.608% (SOFR + 0.53%)
Monthly, 1/20/26 39,102 3 — 3
Morgan Stanley, Receive Underlying
Reference: Shin-Etsu Chemical Monthly,
Pay Variable 0.610% (JPY TONA +
0.53%) Monthly, 1/20/26 39,074 5 — 5
Morgan Stanley, Receive Underlying
Reference: Shiseido Monthly, Pay
Variable 0.608% (JPY TONA + 0.53%)
Monthly, 1/20/26 123,450 41 — 41
Morgan Stanley, Receive Underlying
Reference: SoftBank Group Monthly,
Pay Variable 0.608% (JPY TONA +
0.53%) Monthly, 1/20/26 65,123 (86) — (86)
Morgan Stanley, Receive Underlying
Reference: SUMCO Monthly, Pay
Variable 0.608% (JPY TONA + 0.53%)
Monthly, 1/20/26 75,618 (27) — (27)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.608% (JPY
TONA + 0.53%) Monthly, 1/20/26 50,646 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Taiheiyo Cement Monthly,
Pay Variable 0.608% (JPY TONA +
0.53%) Monthly, 1/20/26 33,919 5 — 5
Morgan Stanley, Receive Underlying
Reference: Terumo Monthly, Pay
Variable 0.608% (JPY TONA + 0.53%)
Monthly, 1/20/26 40,281 (5) — (5)
UBS Investment Bank, Pay Underlying
Reference: Sumitomo Electric Industries
Monthly, Receive Variable (0.301)%
(JPY TONA + (0.35)%) Monthly, 1/17/26 64,628 18 — 18
UBS Investment Bank, Receive
Underlying Reference: Harmonic Drive
Systems Monthly, Pay Variable 0.428%
(JPY TONA + 0.35%) Monthly, 1/20/26 39,600 (21) — (21)
UBS Investment Bank, Receive
Underlying Reference: Hoshizaki
Monthly, Pay Variable 0.428% (JPY
TONA + 0.35%) Monthly, 1/17/26 66,335 (5) — (5)
UBS Investment Bank, Receive
Underlying Reference: Keyence Monthly,
Pay Variable 0.428% (JPY TONA +
0.35%) Monthly, 1/20/26 116,832 (76) — (76)
UBS Investment Bank, Receive
Underlying Reference: Taiheiyo Cement
Monthly, Pay Variable 0.428% (JPY
TONA + 0.35%) Monthly, 1/17/26 144,525 22 — 22
Total Japan — (121)
Jersey 0.0%
Goldman Sachs, Receive Underlying
Reference: WPP Monthly, Pay Variable
5.585% (GBP SONIA + 0.38%) Monthly,
1/20/26 1,046 32 — 32
JPMorgan Chase, Receive Underlying
Reference: CVC Capital Partners
Monthly, Pay Variable 4.016% (EUR
ESTR + 0.35%) Monthly, 1/20/26 (EUR) 418 (7) — (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Glencore Monthly, Receive
Variable 4.895% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 503 58 — 58
Total Jersey — 83
Luxembourg (0.0)%
Goldman Sachs, Receive Underlying
Reference: Tenaris Monthly, Pay
Variable 4.066% (EUR ESTR + 0.40%)
Monthly, 1/17/26 245 1 — 1
Morgan Stanley, Receive Underlying
Reference: Globant Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 431 (4) — (4)
Total Luxembourg — (3)
Mexico (0.0)%
Morgan Stanley, Receive Underlying
Reference: Controladora AXTEL
Monthly, Pay Variable 11.795%
(MXIBTIIE + 0.55%) Monthly, 1/19/26 163 — — —
Total Mexico — —
Netherlands (0.0)%
Bank of America, Receive Underlying
Reference: IMCD Monthly, Pay Variable
4.016% (EUR ESTR + 0.35%) Monthly,
1/20/26 204 3 — 3
Bank of America, Receive Underlying
Reference: ING Groep Monthly, Pay
Variable 4.016% (EUR ESTR + 0.35%)
Monthly, 1/20/26 632 3 — 3
Bank of America, Receive Underlying
Reference: NXP Semiconductors
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 588 (42) — (42)
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay
Variable 4.066% (EUR ESTR + 0.40%)
Monthly, 1/17/26 180 (14) — (14)
Goldman Sachs, Receive Underlying
Reference: NN Group Monthly, Pay
Variable 4.066% (EUR ESTR + 0.40%)
Monthly, 1/20/26 661 20 — 20

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: ASML Holding Monthly, Pay
Variable 4.016% (EUR ESTR + 0.35%)
Monthly, 1/20/26 175 (27) — (27)
UBS Investment Bank, Receive
Underlying Reference: Adyen Monthly,
Pay Variable 4.017% (EUR ESTR +
0.35%) Monthly, 1/20/26 213 5 — 5
UBS Investment Bank, Receive
Underlying Reference: ASR Nederland
Monthly, Pay Variable 4.017% (EUR
ESTR + 0.35%) Monthly, 1/20/26 431 15 — 15
UBS Investment Bank, Receive
Underlying Reference: Koninklijke
Philips Monthly, Pay Variable 4.016%
(EUR ESTR + 0.35%) Monthly, 1/20/26 250 18 — 18
Total Netherlands — (19)
Norway 0.0%
Citibank, Pay Underlying Reference:
Aker Monthly, Receive Variable 4.270%
(1M NOK NIBOR + (0.35)%) Monthly,
1/20/26 11,729 2 — 2
Goldman Sachs, Receive Underlying
Reference: Equinor Monthly, Pay
Variable 4.980% (1M NOK NIBOR +
0.35%) Monthly, 1/20/26 5,518 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Storebrand Monthly, Pay
Variable 5.030% (1M NOK NIBOR +
0.40%) Monthly, 1/20/26 3,794 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Norsk Hydro Monthly,
Receive Variable 4.280% (1M NOK
NIBOR + (0.35)%) Monthly, 1/20/26 8,589 73 — 73
Total Norway — 72
Portugal (0.0)%
Morgan Stanley, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 4.016% (EUR ESTR +
0.35%) Monthly, 1/20/26 379 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Jeronimo Martins SGPS
Monthly, Pay Variable 4.016% (EUR
ESTR + 0.35%) Monthly, 1/20/26 379 (67) — (67)
Total Portugal — (60)
Spain 0.0%
JPMorgan Chase, Receive Underlying
Reference: Puig Brands, Class B
Monthly, Pay Variable 4.016% (EUR
ESTR + 0.35%) Monthly, 1/20/26 240 2 — 2
Total Spain — 2
Sweden 0.0%
Citibank, Pay Underlying Reference: H
& M Hennes & Mauritz, Class B Monthly,
Receive Variable 3.254% (1M SEK
STIBOR + (0.50)%) Monthly, 1/20/26 5,630 15 — 15
Goldman Sachs, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 4.102% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/26 5,508 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: Evolution Monthly, Receive
Variable 3.402% (1M SEK STIBOR +
(0.35)%) Monthly, 1/20/26 2,869 30 — 30
Morgan Stanley, Pay Underlying
Reference: SKF, Class B Monthly,
Receive Variable 3.402% (1M SEK
STIBOR + (0.35)%) Monthly, 1/20/26 3,889 24 — 24
Morgan Stanley, Receive Underlying
Reference: Kinnevik, Class B Monthly,
Pay Variable 4.102% (1M SEK STIBOR
+ 0.35%) Monthly, 1/20/26 7,455 5 — 5
UBS Investment Bank, Receive
Underlying Reference: Essity, Class B
Monthly, Pay Variable 4.104% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/26 5,163 39 — 39
Total Sweden — 87
Switzerland (0.1)%
Bank of America, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 1.560% (SARON + 0.35%)
Monthly, 1/20/26 285 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Sandoz Group Monthly, Receive Variable
0.789% (SARON + (0.42)%) Monthly,
1/20/26 243 (36) — (36)
Citibank, Pay Underlying Reference:
SGS Monthly, Receive Variable 0.952%
(SARON + (0.257)%) Monthly, 1/17/26 8 (2) — (2)
Citigroup Global Markets, Pay
Underlying Reference: Geberit Monthly,
Receive Variable 0.789% (SARON +
(0.42)%) Monthly, 1/17/26 277 (12) — (12)
Citigroup Global Markets, Pay
Underlying Reference: SGS Monthly,
Receive Variable 0.952% (SARON +
(0.257)%) Monthly, 1/17/26 200 (43) — (43)
Goldman Sachs, Receive Underlying
Reference: Alcon Monthly, Pay Variable
1.500% (SARON + 0.29%) Monthly,
1/20/26 308 12 — 12
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 1.610%
(SARON + 0.40%) Monthly, 1/20/26 317 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Roche Holding Monthly,
Receive Variable 0.800% (SARON +
(0.41)%) Monthly, 1/20/26 379 (45) — (45)
Morgan Stanley, Pay Underlying
Reference: Swiss Re Monthly, Receive
Variable 0.800% (SARON + (0.41)%)
Monthly, 1/20/26 315 8 — 8
Total Switzerland — (132)
United Kingdom 0.0%
Bank of America, Receive Underlying
Reference: HSBC Holdings Monthly, Pay
Variable 5.555% (GBP SONIA + 0.35%)
Monthly, 1/20/26 326 24 — 24
Citibank, Pay Underlying Reference:
Diageo Monthly, Receive Variable
4.897% (GBP SONIA + (0.31)%)
Monthly, 1/17/26 800 39 — 39

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
InterContinental Hotels Group Monthly,
Receive Variable 4.897% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 209 10 — 10
Citibank, Pay Underlying Reference:
JD Sports Fashion Monthly, Receive
Variable 4.897% (GBP SONIA +
(0.31)%) Monthly, 1/17/26 211 (42) — (42)
Citibank, Pay Underlying Reference:
Rightmove Monthly, Receive Variable
4.897% (GBP SONIA + (0.31)%)
Monthly, 1/20/26 171 (14) — (14)
Citibank, Pay Underlying Reference:
Shell Monthly, Receive Variable 4.897%
(GBP SONIA + (0.31)%) Monthly,
1/20/26 1,113 2 — 2
Citibank, Receive Underlying Reference:
Lloyds Banking Group Monthly, Pay
Variable 5.590% (GBP SONIA + 0.39%)
Monthly, 1/20/26 201 (3) — (3)
Citibank, Receive Underlying Reference:
Unilever Monthly, Pay Variable 5.597%
(GBP SONIA + 0.39%) Monthly, 1/20/26 190 23 — 23
Citigroup Global Markets, Pay
Underlying Reference: Anglogold Ashanti
Monthly, Receive Variable 7.483% (1M
ZAR JIBOR + (0.75)%) Monthly, 1/21/26
(ZAR) 5,585 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 5.585% (GBP SONIA + 0.38%)
Monthly, 1/17/26 590 25 — 25
Goldman Sachs, Receive Underlying
Reference: Bunzl Monthly, Pay Variable
5.585% (GBP SONIA + 0.38%) Monthly,
1/17/26 971 37 — 37
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 5.585% (GBP SONIA + 0.38%)
Monthly, 1/17/26 782 39 — 39
Goldman Sachs, Receive Underlying
Reference: Segro Monthly, Pay Variable
5.585% (GBP SONIA + 0.38%) Monthly,
1/20/26 1,019 (42) — (42)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 5.585% (GBP SONIA +
0.38%) Monthly, 1/20/26 682 46 — 46
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 352 14 — 14
JPMorgan Chase, Receive Underlying
Reference: BP Monthly, Pay Variable
5.555% (GBP SONIA + 0.35%) Monthly,
1/20/26 594 14 — 14
Morgan Stanley, Pay Underlying
Reference: Antofagasta Monthly,
Receive Variable 4.895% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 199 16 — 16
Morgan Stanley, Pay Underlying
Reference: Kingfisher Monthly, Receive
Variable 4.895% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 1,132 (42) — (42)
Morgan Stanley, Pay Underlying
Reference: Mondi Monthly, Receive
Variable 4.895% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 642 30 — 30
Morgan Stanley, Pay Underlying
Reference: Next Monthly, Receive
Variable 4.895% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 368 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Prudential Monthly, Receive
Variable 4.895% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 1,449 45 — 45
UBS Investment Bank, Receive
Underlying Reference: Anglo American
Monthly, Pay Variable 5.557% (GBP
SONIA + 0.35%) Monthly, 1/20/26 1,020 (40) — (40)
Total United Kingdom — 167
United States (0.2)%
Bank of America, Pay Underlying
Reference: CBIZ Monthly, Receive
Variable 5.047% (SOFR + (0.30)%)
Monthly, 1/20/26 357 42 — 42

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: CVS Health Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 231 (9) — (9)
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 1,088 (101) — (101)
Bank of America, Pay Underlying
Reference: Mondelez International,
Class A Monthly, Receive Variable
5.047% (SOFR + (0.30)%) Monthly,
1/20/26 100 (6) — (6)
Bank of America, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 858 (57) — (57)
Bank of America, Pay Underlying
Reference: Solventum Monthly, Receive
Variable 5.047% (SOFR + (0.30)%)
Monthly, 1/20/26 260 (57) — (57)
Bank of America, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 475 (30) — (30)
Bank of America, Pay Underlying
Reference: Walt Disney Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 242 9 — 9
Bank of America, Receive Underlying
Reference: Ares Management, Class A
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 808 38 — 38
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 258 (11) — (11)
Bank of America, Receive Underlying
Reference: Citigroup Monthly, Pay
Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 596 (4) — (4)
Bank of America, Receive Underlying
Reference: Constellation Energy
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 384 (43) — (43)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Dollar Tree Monthly, Pay
Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 411 1 — 1
Bank of America, Receive Underlying
Reference: Dover Monthly, Pay Variable
5.647% (SOFR + 0.30%) Monthly,
1/20/26 465 (3) — (3)
Bank of America, Receive Underlying
Reference: Elevance Health Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 652 — — —
Bank of America, Receive Underlying
Reference: Freeport-McMoRan Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 178 (18) — (18)
Bank of America, Receive Underlying
Reference: Intercontinental Exchange
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 481 11 — 11
Bank of America, Receive Underlying
Reference: Keurig Dr Pepper Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 209 10 — 10
Bank of America, Receive Underlying
Reference: McDonald's Monthly, Pay
Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 423 22 — 22
Bank of America, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 490 (22) — (22)
Bank of America, Receive Underlying
Reference: NOV Monthly, Pay Variable
5.647% (SOFR + 0.30%) Monthly,
1/20/26 160 13 — 13
Bank of America, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 422 39 — 39
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 554 (11) — (11)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: QUALCOMM Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 375 (50) — (50)
Bank of America, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 342 (9) — (9)
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
5.647% (SOFR + 0.30%) Monthly,
1/20/26 221 (29) — (29)
Bank of America, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 322 (10) — (10)
Bank of America, Receive Underlying
Reference: Tenet Healthcare Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 463 63 — 63
Bank of America, Receive Underlying
Reference: Williams Monthly, Pay
Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 141 1 — 1
Bank of America, Receive Underlying
Reference: Xcel Energy Monthly, Pay
Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 867 80 — 80
Citibank, Pay Underlying Reference:
American Airlines Group Monthly,
Receive Variable 5.169% (SOFR +
(0.18)%) Monthly, 1/20/26 87 3 — 3
Citibank, Pay Underlying Reference:
Crowdstrike Holdings, Class A Monthly,
Receive Variable 5.169% (SOFR +
(0.18)%) Monthly, 1/20/26 544 223 — 223
Citibank, Pay Underlying Reference:
Delta Air Lines Monthly, Receive Variable
5.169% (SOFR + (0.18)%) Monthly,
1/20/26 111 8 — 8
Citibank, Pay Underlying Reference:
IQVIA Holdings Monthly, Receive
Variable 5.169% (SOFR + (0.18)%)
Monthly, 1/20/26 526 (92) — (92)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Kraft Heinz Monthly, Receive Variable
5.169% (SOFR + (0.18)%) Monthly,
1/20/26 390 (36) — (36)
Citibank, Pay Underlying Reference:
MarketAxess Holdings Monthly, Receive
Variable 5.169% (SOFR + (0.18)%)
Monthly, 1/20/26 442 (40) — (40)
Citibank, Pay Underlying Reference:
Nasdaq Monthly, Receive Variable
5.169% (SOFR + (0.18)%) Monthly,
1/20/26 437 (51) — (51)
Citibank, Pay Underlying Reference:
Palo Alto Networks Monthly, Receive
Variable 5.169% (SOFR + (0.18)%)
Monthly, 1/20/26 819 34 — 34
Citibank, Pay Underlying Reference:
Ralph Lauren Monthly, Receive Variable
5.169% (SOFR + (0.18)%) Monthly,
1/20/26 348 4 — 4
Citibank, Pay Underlying Reference:
United Airlines Holdings Monthly,
Receive Variable 5.169% (SOFR +
(0.18)%) Monthly, 1/20/26 119 4 — 4
Citibank, Pay Underlying Reference:
United Rentals Monthly, Receive
Variable 5.169% (SOFR + (0.18)%)
Monthly, 1/20/26 1,279 (236) — (236)
Citibank, Receive Underlying Reference:
Amazon.com Monthly, Pay Variable
5.769% (SOFR + 0.42%) Monthly,
1/20/26 502 (33) — (33)
Citibank, Receive Underlying Reference:
Amgen Monthly, Pay Variable 5.769%
(SOFR + 0.42%) Monthly, 1/20/26 189 12 — 12
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
5.769% (SOFR + 0.42%) Monthly,
1/20/26 730 13 — 13
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
5.769% (SOFR + 0.42%) Monthly,
1/20/26 895 (12) — (12)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
EQT Monthly, Pay Variable 5.769%
(SOFR + 0.42%) Monthly, 1/20/26 231 (13) — (13)
Citibank, Receive Underlying Reference:
IDEXX Laboratories Monthly, Pay
Variable 5.769% (SOFR + 0.42%)
Monthly, 1/20/26 678 (13) — (13)
Citibank, Receive Underlying Reference:
Mettler-Toledo International Monthly,
Pay Variable 5.769% (SOFR + 0.42%)
Monthly, 1/20/26 551 77 — 77
Citibank, Receive Underlying Reference:
Sherwin-Williams Monthly, Pay Variable
5.763% (SOFR + 0.42%) Monthly,
1/20/26 1,165 57 — 57
Citibank, Receive Underlying Reference:
SiteOne Landscape Supply Monthly,
Pay Variable 5.767% (SOFR + 0.42%)
Monthly, 1/20/26 275 25 — 25
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 5.769% (SOFR + 0.42%)
Monthly, 1/20/26 365 108 — 108
Citibank, Receive Underlying Reference:
Sun Communities Monthly, Pay Variable
5.769% (SOFR + 0.42%) Monthly,
1/20/26 267 20 — 20
Citibank, Receive Underlying Reference:
Teleflex Monthly, Pay Variable 5.769%
(SOFR + 0.42%) Monthly, 1/20/26 503 20 — 20
Citibank, Receive Underlying Reference:
TransDigm Group Monthly, Pay Variable
5.769% (SOFR + 0.42%) Monthly,
1/20/26 683 9 — 9
Citibank, Receive Underlying Reference:
Verisk Analytics Monthly, Pay Variable
5.769% (SOFR + 0.42%) Monthly,
1/20/26 299 (14) — (14)
Citibank, Receive Underlying Reference:
Williams Monthly, Pay Variable 5.769%
(SOFR + 0.42%) Monthly, 1/20/26 151 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 5.047%
(SOFR + (0.30)%) Monthly, 1/20/26 490 (38) — (38)
Goldman Sachs, Pay Underlying
Reference: Broadcom Monthly, Receive
Variable 5.047% (SOFR + (0.30)%)
Monthly, 1/20/26 288 19 — 19
Goldman Sachs, Pay Underlying
Reference: Charter Communications,
Class A Monthly, Receive Variable
5.047% (SOFR + (0.30)%) Monthly,
1/20/26 264 (44) — (44)
Goldman Sachs, Pay Underlying
Reference: Coinbase Global, Class
A Monthly, Receive Variable 5.047%
(SOFR + (0.30)%) Monthly, 1/20/26 82 6 — 6
Goldman Sachs, Pay Underlying
Reference: Digital Realty Trust Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 313 20 — 20
Goldman Sachs, Pay Underlying
Reference: Estee Lauder, Class A
Monthly, Receive Variable 5.047%
(SOFR + (0.30)%) Monthly, 1/20/26 373 6 — 6
Goldman Sachs, Pay Underlying
Reference: iShares Biotechnology ETF
Monthly, Receive Variable 4.459%
(SOFR + (0.888)%) Monthly, 1/20/26 238 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: iShares U.S. Medical
Devices ETF Monthly, Receive Variable
4.609% (SOFR + (0.738)%) Monthly,
1/20/26 224 4 — 4
Goldman Sachs, Pay Underlying
Reference: JPMorgan Chase Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 621 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Lululemon Athletica Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 257 23 — 23

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: NIKE, Class B Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 1,242 (59) — (59)
Goldman Sachs, Pay Underlying
Reference: ONEOK Monthly, Receive
Variable 5.047% (SOFR + (0.30)%)
Monthly, 1/20/26 797 15 — 15
Goldman Sachs, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 193 (13) — (13)
Goldman Sachs, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 5.047% (SOFR + (0.30)%)
Monthly, 1/20/26 563 (37) — (37)
Goldman Sachs, Pay Underlying
Reference: Pinnacle West Capital
Monthly, Receive Variable 5.047%
(SOFR + (0.30)%) Monthly, 1/20/26 977 (71) — (71)
Goldman Sachs, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 831 (53) — (53)
Goldman Sachs, Pay Underlying
Reference: VeriSign Monthly, Receive
Variable 5.047% (SOFR + (0.30)%)
Monthly, 1/20/26 861 (47) — (47)
Goldman Sachs, Pay Underlying
Reference: Wells Fargo Monthly,
Receive Variable 5.047% (SOFR +
(0.30)%) Monthly, 1/20/26 514 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: Albemarle Monthly, Pay
Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 261 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: Ally Financial Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 958 24 — 24
Goldman Sachs, Receive Underlying
Reference: Amgen Monthly, Pay Variable
5.647% (SOFR + 0.30%) Monthly,
1/20/26 563 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Analog Devices Monthly,
Pay Variable 5.640% (SOFR + 0.30%)
Monthly, 1/20/26 163 1 — 1
Goldman Sachs, Receive Underlying
Reference: Analog Devices Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 761 (22) — (22)
Goldman Sachs, Receive Underlying
Reference: CenterPoint Energy Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 250 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Chevron Monthly, Pay
Variable 5.630% (SOFR + 0.30%)
Monthly, 1/20/26 385 4 — 4
Goldman Sachs, Receive Underlying
Reference: Devon Energy Monthly,
Pay Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 669 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: Exact Sciences Monthly,
Pay Variable 5.644% (SOFR + 0.30%)
Monthly, 1/20/26 150 (8) — (8)
Goldman Sachs, Receive Underlying
Reference: Exxon Mobil Monthly, Pay
Variable 5.630% (SOFR + 0.30%)
Monthly, 1/20/26 280 1 — 1
Goldman Sachs, Receive Underlying
Reference: Financial Select Sector
SPDR Fund Monthly, Pay Variable
5.647% (SOFR + 0.30%) Monthly,
1/20/26 231 3 — 3
Goldman Sachs, Receive Underlying
Reference: GE Vernova Monthly, Pay
Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 702 1 — 1
Goldman Sachs, Receive Underlying
Reference: Humana Monthly, Pay
Variable 5.647% (SOFR + 0.30%)
Monthly, 1/20/26 662 (41) — (41)
Goldman Sachs, Receive Underlying
Reference: KKR Monthly, Pay Variable
5.647% (SOFR + 0.30%) Monthly,
1/20/26 936 67 — 67

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Mosaic Monthly, Pay Variable
5.640% (SOFR + 0.30%) Monthly,
1/20/26 373 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Stanley Black & Decker
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 387 82 — 82
Goldman Sachs, Receive Underlying
Reference: VanEck Oil Services ETF
Monthly, Pay Variable 5.647% (SOFR +
0.30%) Monthly, 1/20/26 242 5 — 5
Goldman Sachs, Receive Underlying
Reference: Visa Monthly, Pay Variable
5.647% (SOFR + 0.30%) Monthly,
1/20/26 462 (6) — (6)
JPMorgan Chase, Pay Underlying
Reference: Amazon.com at Maturity,
Receive Variable 4.627% (SOFR +
(0.75)%) at Maturity, 9/20/24 117 1 — 1
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.627% (SOFR + (0.75)%) at
Maturity, 9/20/24 1,168 (12) (7) (5)
JPMorgan Chase, Pay Underlying
Reference: Crowdstrike Holdings, Class
A Monthly, Receive Variable 5.097%
(SOFR + (0.25)%) Monthly, 1/20/26 277 107 — 107
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity,
Receive Variable 4.627% (SOFR +
(0.75)%) at Maturity, 9/20/24 205 1 — 1
JPMorgan Chase, Pay Underlying
Reference: Match Group Monthly,
Receive Variable 5.097% (SOFR +
(0.25)%) Monthly, 1/20/26 222 (42) — (42)
JPMorgan Chase, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 5.097% (SOFR +
(0.25)%) Monthly, 1/20/26 1,033 (30) — (30)
JPMorgan Chase, Pay Underlying
Reference: Tapestry Monthly, Receive
Variable 5.097% (SOFR + (0.25)%)
Monthly, 1/20/26 567 33 — 33

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 5.696% (SOFR +
0.35%) Monthly, 1/20/26 298 (55) — (55)
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 5.697% (SOFR + 0.35%)
Monthly, 1/20/26 557 (14) — (14)
JPMorgan Chase, Receive Underlying
Reference: Biogen Monthly, Pay Variable
5.697% (SOFR + 0.35%) Monthly,
1/20/26 777 (31) — (31)
JPMorgan Chase, Receive Underlying
Reference: Corning Monthly, Pay
Variable 5.697% (SOFR + 0.35%)
Monthly, 1/20/26 404 (52) — (52)
JPMorgan Chase, Receive Underlying
Reference: Coupang Monthly, Pay
Variable 5.697% (SOFR + 0.35%)
Monthly, 1/20/26 241 (6) — (6)
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 5.697% (SOFR + 0.35%)
Monthly, 1/20/26 262 — — —
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay
Variable 5.697% (SOFR + 0.35%)
Monthly, 1/20/26 929 (31) — (31)
JPMorgan Chase, Receive Underlying
Reference: Home Depot Monthly, Pay
Variable 5.697% (SOFR + 0.35%)
Monthly, 1/20/26 702 17 — 17
JPMorgan Chase, Receive Underlying
Reference: Humana Monthly, Pay
Variable 5.697% (SOFR + 0.35%)
Monthly, 1/20/26 229 (14) — (14)
JPMorgan Chase, Receive Underlying
Reference: KLA Monthly, Pay Variable
5.697% (SOFR + 0.35%) Monthly,
1/20/26 837 (36) — (36)
JPMorgan Chase, Receive Underlying
Reference: NiSource Monthly, Pay
Variable 5.697% (SOFR + 0.35%)
Monthly, 1/20/26 522 30 — 30

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 5.697% (SOFR + 0.35%)
Monthly, 1/20/26 277 26 — 26
JPMorgan Chase, Receive Underlying
Reference: ON Semiconductor Monthly,
Pay Variable 5.697% (SOFR + 0.35%)
Monthly, 1/20/26 436 10 — 10
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 582 (19) — (19)
Morgan Stanley, Pay Underlying
Reference: AbbVie Monthly, Receive
Variable 5.130% (SOFR + (0.20)%)
Monthly, 1/20/26 158 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: AbbVie Monthly, Receive
Variable 5.144% (SOFR + (0.20)%)
Monthly, 1/20/26 652 (44) — (44)
Morgan Stanley, Pay Underlying
Reference: Albertsons Cos, Class A
Monthly, Receive Variable 5.147%
(SOFR + (0.20)%) Monthly, 1/20/26 508 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Automatic Data Processing
Monthly, Receive Variable 5.147%
(SOFR + (0.20)%) Monthly, 1/20/26 554 (44) — (44)
Morgan Stanley, Pay Underlying
Reference: BlackRock Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 520 (33) — (33)
Morgan Stanley, Pay Underlying
Reference: Capital One Financial
Monthly, Receive Variable 5.147%
(SOFR + (0.20)%) Monthly, 1/20/26 280 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: CarMax Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 297 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 1,957 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: CMS Energy Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 370 (27) — (27)
Morgan Stanley, Pay Underlying
Reference: Costco Wholesale Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 876 29 — 29
Morgan Stanley, Pay Underlying
Reference: Extra Space Storage
Monthly, Receive Variable 5.147%
(SOFR + (0.20)%) Monthly, 1/20/26 1,377 27 — 27
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 1,092 (108) — (108)
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 432 (39) — (39)
Morgan Stanley, Pay Underlying
Reference: Insulet Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 821 21 — 21
Morgan Stanley, Pay Underlying
Reference: Intel Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 290 32 — 32
Morgan Stanley, Pay Underlying
Reference: International Business
Machines Monthly, Receive Variable
5.147% (SOFR + (0.20)%) Monthly,
1/20/26 316 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: International Paper Monthly,
Receive Variable 5.144% (SOFR +
(0.20)%) Monthly, 1/20/26 269 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: International Paper Monthly,
Receive Variable 5.146% (SOFR +
(0.20)%) Monthly, 1/20/26 388 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: International Paper Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 1,549 (78) — (78)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Intuit Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 1,753 33 — 33
Morgan Stanley, Pay Underlying
Reference: iShares Semiconductor
ETF Monthly, Receive Variable 3.701%
(SOFR + (1.68)%) Monthly, 1/20/26 252 25 — 25
Morgan Stanley, Pay Underlying
Reference: iShares U.S. Healthcare
Providers ETF Monthly, Receive Variable
3.964% (SOFR + (1.38)%) Monthly,
1/20/26 222 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 372 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 5.147%
(SOFR + (0.20)%) Monthly, 1/20/26 1,008 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 379 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Labcorp Holdings Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 671 (24) — (24)
Morgan Stanley, Pay Underlying
Reference: Lamb Weston Holdings
Monthly, Receive Variable 5.147%
(SOFR + (0.20)%) Monthly, 1/20/26 249 55 — 55
Morgan Stanley, Pay Underlying
Reference: Lululemon Athletica Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 160 14 — 14
Morgan Stanley, Pay Underlying
Reference: Microchip Technology
Monthly, Receive Variable 5.130%
(SOFR + (0.20)%) Monthly, 1/20/26 529 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Micron Technology Monthly,
Receive Variable 5.130% (SOFR +
(0.20)%) Monthly, 1/20/26 163 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Micron Technology Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 1,493 244 — 244
Morgan Stanley, Pay Underlying
Reference: Mondelez International,
Class A Monthly, Receive Variable
5.147% (SOFR + (0.20)%) Monthly,
1/20/26 237 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Monster Beverage Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 766 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: NRG Energy Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 597 3 — 3
Morgan Stanley, Pay Underlying
Reference: Otis Worldwide Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 1,020 53 — 53
Morgan Stanley, Pay Underlying
Reference: PACCAR Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 250 15 — 15
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 252 (36) — (36)
Morgan Stanley, Pay Underlying
Reference: PVH Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 347 7 — 7
Morgan Stanley, Pay Underlying
Reference: Skyworks Solutions Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 1,345 29 — 29
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 688 (39) — (39)
Morgan Stanley, Pay Underlying
Reference: Starbucks Monthly, Receive
Variable 5.144% (SOFR + (0.20)%)
Monthly, 1/20/26 1,021 (12) — (12)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Super Micro Computer
Monthly, Receive Variable 5.147%
(SOFR + (0.20)%) Monthly, 1/20/26 414 91 — 91
Morgan Stanley, Pay Underlying
Reference: Sysco Corp Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 680 (44) — (44)
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 634 19 — 19
Morgan Stanley, Pay Underlying
Reference: U.S. Bancorp Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 1,162 (67) — (67)
Morgan Stanley, Pay Underlying
Reference: Union Pacific Monthly,
Receive Variable 5.147% (SOFR +
(0.20)%) Monthly, 1/20/26 947 (41) — (41)
Morgan Stanley, Pay Underlying
Reference: Utilities Select Sector SPDR
Fund Monthly, Receive Variable 5.147%
(SOFR + (0.20)%) Monthly, 1/20/26 218 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Vanguard Communication
Services ETF Monthly, Receive Variable
4.220% (SOFR + (1.18)%) Monthly,
1/20/26 229 6 — 6
Morgan Stanley, Pay Underlying
Reference: Vanguard Consumer
Discretionary ETF Monthly, Receive
Variable 4.379% (SOFR + (0.93)%)
Monthly, 1/20/26 240 3 — 3
Morgan Stanley, Pay Underlying
Reference: Veeva Systems, Class
A Monthly, Receive Variable 5.147%
(SOFR + (0.20)%) Monthly, 1/20/26 132 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Veralto Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 470 (40) — (40)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 921 (99) — (99)
Morgan Stanley, Pay Underlying
Reference: West Pharmaceutical
Services Monthly, Receive Variable
5.147% (SOFR + (0.20)%) Monthly,
1/20/26 230 10 — 10
Morgan Stanley, Pay Underlying
Reference: Williams Monthly, Receive
Variable 5.147% (SOFR + (0.20)%)
Monthly, 1/20/26 1,978 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Agilent Technologies
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 392 30 — 30
Morgan Stanley, Receive Underlying
Reference: Airbnb, Class A Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 694 (38) — (38)
Morgan Stanley, Receive Underlying
Reference: Allstate Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 436 10 — 10
Morgan Stanley, Receive Underlying
Reference: Altaba ESCROW Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 — 20 — 20
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 213 19 — 19
Morgan Stanley, Receive Underlying
Reference: Atmos Energy Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 568 32 — 32
Morgan Stanley, Receive Underlying
Reference: Bank of America Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 1,293 (52) — (52)
Morgan Stanley, Receive Underlying
Reference: Bank of New York Mellon
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 1,508 (8) — (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Banzai International Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Bio-Techne Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 286 15 — 15
Morgan Stanley, Receive Underlying
Reference: Booking Holdings Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 429 (40) — (40)
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 509 31 — 31
Morgan Stanley, Receive Underlying
Reference: Catelent Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 893 21 — 21
Morgan Stanley, Receive Underlying
Reference: Cboe Global Markets
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 453 28 — 28
Morgan Stanley, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 334 26 — 26
Morgan Stanley, Receive Underlying
Reference: Comcast, Class A Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 380 22 — 22
Morgan Stanley, Receive Underlying
Reference: Consumer Staples Select
Sector SPDR Fund Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 221 2 — 2
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
5.747% (SOFR + 0.40%) Monthly,
1/20/26 371 4 — 4
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 754 92 — 92

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Dollar General Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 220 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Domino's Pizza Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 313 (36) — (36)
Morgan Stanley, Receive Underlying
Reference: Elevance Health Monthly,
Pay Variable 5.745% (SOFR + 0.40%)
Monthly, 1/20/26 151 3 — 3
Morgan Stanley, Receive Underlying
Reference: Endeavor Group Holdings,
class A Monthly, Pay Variable 5.747%
(SOFR + 0.40%) Monthly, 1/20/26 1,531 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
5.747% (SOFR + 0.40%) Monthly,
1/20/26 677 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 331 26 — 26
Morgan Stanley, Receive Underlying
Reference: Industrial Select Sector
SPDR Fund Monthly, Pay Variable
5.747% (SOFR + 0.40%) Monthly,
1/20/26 228 4 — 4
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 158 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 454 23 — 23
Morgan Stanley, Receive Underlying
Reference: iShares U.S. Transportation
ETF Monthly, Pay Variable 5.747%
(SOFR + 0.40%) Monthly, 1/20/26 234 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 451 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Kenvue Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 199 4 — 4
Morgan Stanley, Receive Underlying
Reference: Keysight Technologies
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 194 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Kinder Morgan Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 1,173 69 — 69
Morgan Stanley, Receive Underlying
Reference: Lam Research Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 543 (77) — (77)
Morgan Stanley, Receive Underlying
Reference: Marriott International, Class
A Monthly, Pay Variable 5.747% (SOFR
+ 0.40%) Monthly, 1/20/26 1,218 (99) — (99)
Morgan Stanley, Receive Underlying
Reference: Materials Select Sector
SPDR Fund Monthly, Pay Variable
5.747% (SOFR + 0.40%) Monthly,
1/20/26 222 4 — 4
Morgan Stanley, Receive Underlying
Reference: Netflix Monthly, Pay Variable
5.747% (SOFR + 0.40%) Monthly,
1/20/26 534 (24) — (24)
Morgan Stanley, Receive Underlying
Reference: Neurocrine Biosciences
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 80 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Newmont Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 370 12 — 12
Morgan Stanley, Receive Underlying
Reference: Pershing Square Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 741 69 — 69

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Prologis Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 935 35 — 35
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 373 — — —
Morgan Stanley, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 547 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 380 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 842 (30) — (30)
Morgan Stanley, Receive Underlying
Reference: Samsung Electronics
Monthly, Pay Variable 6.196% (SOFR +
0.85%) Monthly, 1/21/26 158 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: ServiceNow Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 276 16 — 16
Morgan Stanley, Receive Underlying
Reference: SPDR S&P Insurance ETF
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 227 10 — 10
Morgan Stanley, Receive Underlying
Reference: Targa Resources Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 657 6 — 6
Morgan Stanley, Receive Underlying
Reference: Teradyne Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 765 (138) — (138)
Morgan Stanley, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 5.730% (SOFR +
0.40%) Monthly, 1/20/26 130 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 513 63 — 63
Morgan Stanley, Receive Underlying
Reference: TPG Monthly, Pay Variable
5.744% (SOFR + 0.40%) Monthly,
1/20/26 251 10 — 10
Morgan Stanley, Receive Underlying
Reference: TPG Monthly, Pay Variable
5.744% (SOFR + 0.40%) Monthly,
1/20/26 186 10 — 10
Morgan Stanley, Receive Underlying
Reference: TPG Monthly, Pay Variable
5.747% (SOFR + 0.40%) Monthly,
1/20/26 91 9 — 9
Morgan Stanley, Receive Underlying
Reference: Uber Technologies Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 440 (49) — (49)
Morgan Stanley, Receive Underlying
Reference: Ulta Beauty Monthly, Pay
Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 343 (27) — (27)
Morgan Stanley, Receive Underlying
Reference: VanEck Vietnam ETF
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 316 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Viatris Monthly, Pay Variable
5.747% (SOFR + 0.40%) Monthly,
1/20/26 608 57 — 57
Morgan Stanley, Receive Underlying
Reference: Vistra Monthly, Pay Variable
5.747% (SOFR + 0.40%) Monthly,
1/20/26 338 (28) — (28)
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly,
Pay Variable 5.747% (SOFR + 0.40%)
Monthly, 1/20/26 665 52 — 52
Morgan Stanley, Receive Underlying
Reference: Zebra Technologies, Class A
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 244 17 — 17

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 5.747% (SOFR +
0.40%) Monthly, 1/20/26 283 12 — 12
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 6.093%
(SOFR + 0.75%) Monthly, 1/21/26 6 (1) — (1)
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 6.094%
(SOFR + 0.75%) Monthly, 1/21/26 1 — — —
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 6.094%
(SOFR + 0.75%) Monthly, 1/21/26 4 — — —
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 6.094%
(SOFR + 0.75%) Monthly, 1/21/26 3 — — —
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 6.095%
(SOFR + 0.75%) Monthly, 1/21/26 5 — — —
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 6.096%
(SOFR + 0.75%) Monthly, 1/21/26 5 — — —
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 6.097%
(SOFR + 0.75%) Monthly, 1/21/26 3 — — —
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 6.097%
(SOFR + 0.75%) Monthly, 1/21/26 45 (2) — (2)
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 6.098%
(SOFR + 0.75%) Monthly, 1/21/26 62 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 6.099%
(SOFR + 0.75%) Monthly, 1/21/26 13 (1) — (1)
Total United States (7) (504)
Total Bilateral Total Return Swaps (7) (608)
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 10.955% at
Maturity, Pay Variable 10.40%, (BRL
CDI) at Maturity, 1/4/27 * 17,723 (42) — (42)
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 10.40%, (BRL
CDI) at Maturity, 1/4/27 * 5,000 (31) — (31)
Total Brazil — (73)
Total Bilateral Interest Rate Swaps — (73)
Total Bilateral Swaps (55) (767)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.3)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 85 (10) (19) 9
Total Australia 9
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,765 (229) (69) (160)
Total Canada (160)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Chile (0.0)%
Protection Bought (Relevant Credit:
Republic of Chile), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 535 (12) (7) (5)
Total Chile (5)
France (0.0)%
Protection Bought (Relevant Credit:
Societe Generale), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/29 258 (1) 5 (6)
Total France (6)
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 703 (6) 18 (24)
Total Oman (24)
Peru (0.0)%
Protection Bought (Relevant Credit:
Republic of Peru), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 267 (3) (1) (2)
Total Peru (2)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 255 3 16 (13)
Total South Africa (13)
Spain 0.0%
Protection Bought (Relevant Credit:
Grifols), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 750 6 61 (55)
Total Spain (55)
United States (0.2)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/29 589 (40) (11) (29)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/28 760 (95) (71) (24)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 420 (51) (8) (43)
Protection Bought (Relevant Credit:
Gap), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 130 — 21 (21)
Protection Bought (Relevant Credit:
Iron Mountain), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/27 190 (27) (23) (4)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 90 1 16 (15)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S33, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/24 1,305 (28) (17) (11)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S41, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/28 4,076 (301) (212) (89)
Protection Bought (Relevant Credit:
NOVA Chemicals), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 437 (60) (22) (38)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 150 (4) (3) (1)
Protection Bought (Relevant Credit:
United Airlines Holdings), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 599 (38) 2 (40)
Protection Bought (Relevant Credit:
Xerox), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 200 14 30 (16)
Total United States (331)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (587)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.3%
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default,
6/21/27 25 3 2 1
Total Luxembourg 1
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 381 73 61 12
Total Spain 12
United States 0.3%
Protection Sold (Relevant Credit:
Carnival, B2*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/24 105 — (8) 8
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 305 7 4 3
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/28 2,682 198 51 147
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 6,097 451 376 75
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/27 927 19 6 13
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 5,120 115 110 5
Total United States 251
Total Centrally Cleared Credit Default Swaps,
Protection Sold 264

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
Canada 0.0%
5 Year Interest Rate Swap, Receive
Fixed 3.274% Semi-Annually, Pay
Variable 4.520% (CORRA) Semi-
Annually, 6/14/29 4,698 37 — 37
5 Year Interest Rate Swap, Receive
Fixed 3.282% Semi-Annually, Pay
Variable 4.520% (CORRA) Semi-
Annually, 7/16/29 1,875 17 — 17
5 Year Interest Rate Swap, Receive
Fixed 3.297% Semi-Annually, Pay
Variable 4.520% (CORRA) Semi-
Annually, 6/14/29 4,699 40 — 40
5 Year Interest Rate Swap, Receive
Fixed 3.506% Semi-Annually, Pay
Variable 4.520% (CORRA) Semi-
Annually, 7/3/29 489 8 — 8
5 Year Interest Rate Swap, Receive
Fixed 3.508% Semi-Annually, Pay
Variable 4.520% (CORRA) Semi-
Annually, 7/3/29 490 8 — 8
5 Year Interest Rate Swap, Receive
Fixed 3.511% Semi-Annually, Pay
Variable 4.520% (CORRA) Semi-
Annually, 7/3/29 485 8 — 8
5 Year Interest Rate Swap, Receive
Fixed 3.512% Semi-Annually, Pay
Variable 4.520% (CORRA) Semi-
Annually, 7/3/29 484 8 — 8
30 Year Interest Rate Swap, Pay Fixed
3.236% Semi-Annually, Receive Variable
4.520% (CORRA) Semi-Annually,
6/15/54 1,136 (12) — (12)
30 Year Interest Rate Swap, Pay Fixed
3.257% Semi-Annually, Receive Variable
4.520% (CORRA) Semi-Annually,
6/15/54 1,136 (15) — (15)
30 Year Interest Rate Swap, Pay Fixed
3.363% Semi-Annually, Receive Variable
4.520% (CORRA) Semi-Annually,
7/16/54 440 (13) — (13)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
3.486% Semi-Annually, Receive Variable
4.520% (CORRA) Semi-Annually, 7/3/54 120 (5) — (5)
30 Year Interest Rate Swap, Pay Fixed
3.489% Semi-Annually, Receive Variable
4.520% (CORRA) Semi-Annually, 7/3/54 119 (5) — (5)
30 Year Interest Rate Swap, Pay Fixed
3.490% Semi-Annually, Receive Variable
4.520% (CORRA) Semi-Annually, 7/3/54 122 (6) — (6)
30 Year Interest Rate Swap, Pay Fixed
3.493% Semi-Annually, Receive Variable
4.520% (CORRA) Semi-Annually, 7/3/54 120 (6) — (6)
Total Canada 64
China (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.830% Quarterly, Receive Variable
1.990% (7 Day Interbank Repo)
Quarterly, 3/20/28 10,360 (56) — (56)
5 Year Interest Rate Swap, Receive
Fixed 2.068% Quarterly, Pay Variable
1.850% (7 Day Interbank Repo)
Quarterly, 4/11/29 776 1 — 1
5 Year Interest Rate Swap, Receive
Fixed 2.210% Quarterly, Pay Variable
1.930% (7 Day Interbank Repo)
Quarterly, 1/10/29 1,508 4 — 4
5 Year Interest Rate Swap, Receive
Fixed 2.230% Quarterly, Pay Variable
1.930% (7 Day Interbank Repo)
Quarterly, 1/10/29 3,882 11 — 11
5 Year Interest Rate Swap, Receive
Fixed 2.244% Quarterly, Pay Variable
1.950% (7 Day Interbank Repo)
Quarterly, 1/9/29 7,866 22 — 22
Total China (18)
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 8,787 10 — 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 4,394 6 — 6
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 1,794 2 — 2
Total Czech Republic 18
Foreign/Europe (0.1)%
5 Year Interest Rate Swap, Receive
Fixed 2.682% Annually, Pay Variable
3.619% (6M EURIBOR) Semi-Annually,
7/30/29 3,524 18 — 18
5 Year Interest Rate Swap, Receive
Fixed 2.992% Annually, Pay Variable
3.748% (6M EURIBOR) Semi-Annually,
6/12/29 1,437 27 — 27
30 Year Interest Rate Swap, Pay Fixed
2.483% Annually, Receive Variable
3.619% (6M EURIBOR) Semi-Annually,
7/29/54 719 (17) — (17)
30 Year Interest Rate Swap, Pay Fixed
2.590% Annually, Receive Variable
3.748% (6M EURIBOR) Semi-Annually,
6/12/54 296 (13) — (13)
30 Year Interest Rate Swap, Pay Fixed
2.852% Annually, Receive Variable
3.912% (6M EURIBOR) Semi-Annually,
9/11/53 288 (32) — (32)
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable
3.855% (6M EURIBOR) Semi-Annually,
9/29/53 785 (127) — (127)
Total Foreign/Europe (144)
New Zealand 0.0%
10 Year Interest Rate Swap, Receive
Fixed 4.365% Semi-Annually, Pay
Variable 5.625% (3M NDBB) Quarterly,
7/3/34 297 4 — 4
10 Year Interest Rate Swap, Receive
Fixed 4.383% Semi-Annually, Pay
Variable 5.630% (3M NDBB) Quarterly,
6/27/34 285 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive
Fixed 4.396% Semi-Annually, Pay
Variable 5.620% (3M NDBB) Quarterly,
6/26/34 426 7 — 7
Total New Zealand 15
United Kingdom 0.1%
2 Year Interest Rate Swap, Receive
Fixed 4.437% Annually, Pay Variable
5.241% (GBP SONIA) Annually, 4/9/26
(GBP) 430 (1) — (1)
2 Year Interest Rate Swap, Receive
Fixed 4.486% Annually, Pay Variable
5.280% (GBP SONIA) Annually,
12/15/25 (GBP) 2,654 (19) — (19)
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable
5.307% (GBP SONIA) Annually, 9/27/51
(GBP) 179 121 — 121
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable
5.302% (GBP SONIA) Annually, 10/11/72
(GBP) 104 (11) — (11)
Total United Kingdom 90
United States (0.0)%
10 Year Interest Rate Swap, Pay Fixed
3.750% Annually, Receive Variable
5.380% (SOFR) Annually, 3/7/33 2,350 (7) — (7)
Total United States (7)
Total Centrally Cleared Interest Rate Swaps 18
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
4 Year Zero-Coupon Inflation Swap
Pay Fixed 2.107% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/17/28 100 (1) — (1)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 804 (11) — (11)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 98 (2) — (2)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 798 (16) — (16)
Total Foreign/Europe (30)
United States (0.0)%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 266 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 118 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 649 (4) — (4)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 621 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 423 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 194 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.605% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/11/34 150 (2) — (2)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.607% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 3,200 (48) — (48)
Total United States (54)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (84)
Total Centrally Cleared Swaps (389)
Net payments (receipts) of variation margin to date 366
Variation margin receivable (payable) on centrally cleared swaps $ (23)
* Credit ratings as of July 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(1).

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/2/24 CLP 368,875 USD 388 $ 3
Bank of America 8/2/24 HUF 1,349,575 USD 3,650 56
Bank of America 8/2/24 NOK 3,063 USD 288 (7)
Bank of America 8/2/24 PLN 6,953 USD 1,725 29
Bank of America 8/2/24 TRY 164,578 USD 4,842 116
Bank of America 8/2/24 USD 3,641 CHF 3,263 (78)
Bank of America 8/2/24 USD 391 CLP 368,875 (1)
Bank of America 8/5/24 USD 4,587 ILS 17,216 32
Bank of America 8/16/24 EUR 285 USD 311 (2)
Bank of America 8/16/24 USD 312 CHF 280 (7)
Bank of America 8/16/24 USD 28 RSD 3,055 —
Bank of America 9/4/24 USD 388 CLP 368,875 (3)
Bank of America 9/6/24 MYR 1,278 USD 277 2
Bank of America 9/6/24 USD 656 COP 2,624,735 11
Bank of America 9/6/24 USD 1,340 MYR 6,250 (27)
Bank of America 9/13/24 USD 46 CNH 336 —
Bank of America 10/11/24 USD 1,200 INR 100,534 2
Bank of America 10/18/24 MXN 17,946 USD 979 (28)
Bank of America 10/18/24 USD 1,565 MXN 28,629 47
Bank of America 10/25/24 USD 635 JPY 99,690 (40)
Bank of America 10/25/24 USD 811 NZD 1,335 17
Barclays Bank 8/2/24 GBP 1,335 USD 1,727 (11)
Barclays Bank 8/2/24 INR 767,807 USD 9,168 1
Barclays Bank 8/2/24 SEK 4,435 USD 418 (4)
Barclays Bank 8/2/24 TRY 20,457 USD 601 15
Barclays Bank 8/2/24 USD 9,171 INR 767,807 1
Barclays Bank 8/2/24 USD 5,572 TRY 185,035 (2)
Barclays Bank 8/2/24 ZAR 44,690 USD 2,416 38
Barclays Bank 8/9/24 USD 1,031 CLP 963,912 7
Barclays Bank 8/23/24 USD 3,162 GBP 2,486 (35)
Barclays Bank 9/4/24 INR 767,807 USD 9,161 (1)
Barclays Bank 9/4/24 TRY 185,035 USD 5,392 (27)
Barclays Bank 9/13/24 USD 1,108 SGD 1,500 (16)
Barclays Bank 10/11/24 INR 70,894 USD 847 (2)
Barclays Bank 10/15/24 TWD 16,682 USD 512 2
Barclays Bank 10/15/24 USD 449 TWD 14,439 5
Barclays Bank 7/14/25 TRY 26,309 USD 572 (6)
BNP Paribas 8/2/24 CZK 15,927 USD 683 (5)
BNP Paribas 8/2/24 MYR 39,372 USD 8,447 125

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 8/2/24 USD 9,419 MYR 44,293 $ (224)
BNP Paribas 8/2/24 USD 6,819 ZAR 124,249 (2)
BNP Paribas 8/16/24 PLN 991 USD 251 (1)
BNP Paribas 9/4/24 USD 8,466 MYR 39,372 (144)
BNP Paribas 9/4/24 ZAR 124,249 USD 6,801 2
BNP Paribas 9/6/24 USD 558 MYR 2,595 (9)
BNP Paribas 9/6/24 USD 416 THB 15,174 (11)
BNP Paribas 10/11/24 IDR 4,966,468 USD 301 4
BNP Paribas 10/11/24 USD 322 IDR 5,310,982 (4)
BNP Paribas 10/15/24 USD 21 TWD 669 —
BNP Paribas 10/18/24 USD 12 CZK 291 —
BNY Mellon 8/23/24 EUR 1,856 USD 2,020 (9)
BNY Mellon 8/23/24 USD 610 EUR 565 (2)
BNY Mellon 9/13/24 SGD 1,500 USD 1,120 5
Canadian Imperial Bank
of Commerce 8/2/24 CNH 94,680 USD 13,081 27
Canadian Imperial Bank
of Commerce 8/2/24 MXN 49,264 USD 2,702 (59)
Canadian Imperial Bank
of Commerce 8/2/24 USD 9,002 THB 329,950 (256)
Canadian Imperial Bank
of Commerce 8/5/24 ILS 5,715 USD 1,570 (57)
Canadian Imperial Bank
of Commerce 9/4/24 USD 13,114 CNH 94,680 (28)
Citibank 8/2/24 CLP 641,696 USD 680 1
Citibank 8/2/24 MXN 39,000 USD 2,167 (74)
Citibank 8/2/24 USD 676 CLP 641,696 (6)
Citibank 8/2/24 USD 4,073 MXN 76,351 (23)
Citibank 8/2/24 ZAR 90,721 USD 4,928 52
Citibank 8/16/24 USD 376 RSD 41,252 (6)
Citibank 8/23/24 EUR 1,092 USD 1,191 (8)
Citibank 8/23/24 USD 1,712 EUR 1,571 9
Citibank 9/4/24 MXN 76,351 USD 4,053 23
Citibank 10/11/24 INR 24,158 USD 288 (1)
Citibank 10/11/24 USD 503 INR 42,064 1
Citibank 10/16/24 EGP 4,935 USD 98 1
Citibank 10/16/24 ILS 2,103 USD 568 (9)
Citibank 3/12/25 EGP 2,889 USD 51 4
Citibank 3/18/25 EGP 1,496 USD 27 2
Citibank 3/26/25 EGP 2,842 USD 53 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 3/27/25 EGP 5,191 USD 95 $ 3
Deutsche Bank 8/2/24 INR 684,259 USD 8,191 (19)
Deutsche Bank 8/2/24 JPY 34,049 USD 213 14
Deutsche Bank 8/2/24 NZD 995 USD 609 (17)
Deutsche Bank 8/2/24 SGD 15,356 USD 11,440 49
Deutsche Bank 8/2/24 USD 8,171 INR 684,259 (1)
Deutsche Bank 8/2/24 USD 946 JPY 151,161 (63)
Deutsche Bank 8/9/24 CLP 229,319 USD 241 2
Deutsche Bank 8/16/24 USD 311 EUR 285 3
Deutsche Bank 8/16/24 USD 254 PLN 1,005 —
Deutsche Bank 8/16/24 USD 644 PLN 2,566 (4)
Deutsche Bank 8/23/24 USD 290 EUR 266 2
Deutsche Bank 9/4/24 USD 379 BRL 1,989 29
Deutsche Bank 9/4/24 USD 11,459 SGD 15,356 (50)
Deutsche Bank 9/6/24 PHP 3,320 USD 57 —
Deutsche Bank 9/6/24 USD 375 PHP 21,982 (1)
Deutsche Bank 10/11/24 KZT 126,892 USD 263 1
Deutsche Bank 10/25/24 JPY 44,907 USD 291 13
Deutsche Bank 11/8/24 USD 241 CLP 229,319 (2)
Goldman Sachs 8/2/24 BRL 4,970 USD 878 1
Goldman Sachs 8/2/24 BRL 15,626 USD 2,890 (128)
Goldman Sachs 8/2/24 COP 4,195,129 USD 1,039 (4)
Goldman Sachs 8/2/24 IDR 24,400,680 USD 1,498 3
Goldman Sachs 8/2/24 KRW 9,412,143 USD 6,793 46
Goldman Sachs 8/2/24 PHP 178,628 USD 3,058 2
Goldman Sachs 8/2/24 TWD 185,132 USD 5,628 7
Goldman Sachs 8/2/24 USD 911 BRL 4,970 32
Goldman Sachs 8/2/24 USD 2,760 BRL 15,626 (2)
Goldman Sachs 8/2/24 USD 1,033 COP 4,195,129 (2)
Goldman Sachs 8/2/24 USD 1,490 IDR 24,400,680 (11)
Goldman Sachs 8/2/24 USD 6,820 KRW 9,412,143 (19)
Goldman Sachs 8/2/24 USD 5,724 TWD 185,132 88
Goldman Sachs 8/23/24 EUR 1,003 USD 1,090 (4)
Goldman Sachs 8/23/24 GBP 290 USD 375 (2)
Goldman Sachs 8/23/24 USD 388 EUR 355 4
Goldman Sachs 9/4/24 BRL 2,610 USD 477 (18)
Goldman Sachs 9/4/24 USD 6,806 KRW 9,412,143 (73)
Goldman Sachs 9/4/24 USD 3,056 PHP 178,628 (2)
Goldman Sachs 9/6/24 USD 351 THB 12,769 (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 10/11/24 USD 568 IDR 9,285,917 $ (3)
Goldman Sachs 10/11/24 USD 255 KRW 349,320 (1)
Goldman Sachs 10/15/24 TWD 16,748 USD 515 1
Goldman Sachs 10/15/24 USD 1,085 TWD 34,924 10
Goldman Sachs 10/25/24 JPY 54,783 USD 355 16
Goldman Sachs 10/25/24 USD 691 JPY 109,914 (52)
HSBC Bank 8/2/24 INR 83,548 USD 1,000 (3)
HSBC Bank 8/2/24 PEN 12,882 USD 3,421 26
HSBC Bank 8/2/24 TWD 185,132 USD 5,641 (6)
HSBC Bank 8/2/24 USD 1,170 CHF 1,047 (23)
HSBC Bank 8/2/24 USD 998 INR 83,548 —
HSBC Bank 8/2/24 USD 3,469 PEN 12,882 23
HSBC Bank 8/2/24 USD 1,754 PLN 6,953 —
HSBC Bank 8/2/24 USD 5,628 TWD 185,132 (7)
HSBC Bank 8/9/24 CLP 532,529 USD 569 (4)
HSBC Bank 9/4/24 PLN 6,953 USD 1,753 —
HSBC Bank 9/4/24 USD 3,415 PEN 12,882 (31)
HSBC Bank 9/4/24 USD 5,653 TWD 185,132 (29)
HSBC Bank 9/13/24 USD 2,482 CNH 17,831 5
HSBC Bank 10/11/24 IDR 2,094,335 USD 128 1
HSBC Bank 10/11/24 USD 136 IDR 2,239,615 (1)
JPMorgan Chase 8/2/24 AUD 2,891 USD 1,879 12
JPMorgan Chase 8/2/24 MYR 4,921 USD 1,046 25
JPMorgan Chase 8/2/24 USD 747 CNH 5,419 (4)
JPMorgan Chase 8/2/24 USD 873 CZK 20,243 12
JPMorgan Chase 8/2/24 USD 611 ZAR 11,162 (1)
JPMorgan Chase 8/9/24 USD 287 CLP 268,402 2
JPMorgan Chase 8/23/24 EUR 106 USD 114 1
JPMorgan Chase 8/23/24 GBP 7 USD 8 —
JPMorgan Chase 8/23/24 GBP 215 USD 279 (2)
JPMorgan Chase 9/4/24 EGP 4,400 USD 81 8
JPMorgan Chase 9/4/24 USD 1,881 AUD 2,891 (12)
JPMorgan Chase 9/6/24 COP 108,134 USD 26 —
JPMorgan Chase 9/13/24 CNH 5,033 USD 699 1
JPMorgan Chase 9/13/24 CNH 5,239 USD 728 (1)
JPMorgan Chase 10/11/24 IDR 6,297,474 USD 386 1
JPMorgan Chase 10/16/24 USD 875 ILS 3,142 39
JPMorgan Chase 10/18/24 USD 503 ZAR 9,234 (1)
Morgan Stanley 8/2/24 BRL 10,656 USD 1,882 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 8/2/24 CHF 4,310 USD 4,886 $ 26
Morgan Stanley 8/2/24 CLP 571,857 USD 606 1
Morgan Stanley 8/2/24 CLP 844,678 USD 900 (4)
Morgan Stanley 8/2/24 USD 1,892 BRL 10,656 9
Morgan Stanley 8/2/24 USD 627 CLP 571,857 20
Morgan Stanley 8/2/24 USD 895 CLP 844,678 (2)
Morgan Stanley 8/2/24 USD 2,383 HUF 871,464 (11)
Morgan Stanley 8/23/24 EUR 285 USD 310 (1)
Morgan Stanley 8/23/24 GBP 891 USD 1,141 4
Morgan Stanley 8/23/24 USD 194 GBP 153 (2)
Morgan Stanley 9/4/24 BRL 12,002 USD 2,138 (24)
Morgan Stanley 9/4/24 HUF 871,464 USD 2,380 11
Morgan Stanley 9/4/24 USD 321 BRL 1,808 3
Morgan Stanley 9/4/24 USD 4,905 CHF 4,310 (26)
Morgan Stanley 10/16/24 ILS 1,039 USD 276 —
Morgan Stanley 10/18/24 MXN 943 USD 51 (1)
RBC Dominion
Securities 8/2/24 EUR 1,527 USD 1,652 —
RBC Dominion
Securities 8/2/24 KRW 9,412,143 USD 6,820 19
RBC Dominion
Securities 8/2/24 USD 2,588 EUR 2,411 (22)
RBC Dominion
Securities 8/2/24 USD 6,796 KRW 9,412,143 (43)
RBC Dominion
Securities 8/23/24 GBP 142 USD 181 2
RBC Dominion
Securities 8/23/24 GBP 245 USD 316 (1)
RBC Dominion
Securities 9/3/24 USD 1,654 EUR 1,527 —
RBC Dominion
Securities 9/3/24 USD 766 TWD 25,096 (4)
Standard Chartered 8/1/24 CAD 1,714 USD 1,240 1
Standard Chartered 8/1/24 USD 1,253 CAD 1,713 12
Standard Chartered 8/2/24 USD 3,038 PHP 178,628 (22)
Standard Chartered 8/2/24 USD 11,334 SGD 15,356 (155)
Standard Chartered 8/23/24 EUR 512 USD 557 (2)
Standard Chartered 9/3/24 USD 1,241 CAD 1,714 (1)
Standard Chartered 9/4/24 BRL 2,275 USD 412 (11)
Standard Chartered 9/6/24 MYR 3,981 USD 847 24

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 8/2/24 CZK 4,316 USD 183 $ —
State Street 8/2/24 USD 1,688 GBP 1,335 (28)
State Street 8/2/24 USD 1,289 HUF 478,111 (24)
State Street 8/2/24 USD 223 JPY 34,049 (4)
State Street 8/2/24 USD 648 MXN 11,913 9
State Street 8/2/24 USD 281 NOK 3,063 —
State Street 8/2/24 USD 588 NZD 996 (4)
State Street 8/2/24 USD 412 SEK 4,435 (2)
State Street 8/23/24 EUR 940 USD 1,022 (4)
State Street 8/23/24 GBP 374 USD 481 1
State Street 8/23/24 USD 21 EUR 19 —
State Street 8/23/24 USD 339 GBP 266 (2)
State Street 9/4/24 BRL 1,989 USD 383 (32)
State Street 9/4/24 JPY 34,049 USD 224 4
State Street 9/4/24 NOK 3,063 USD 281 —
State Street 9/4/24 NZD 996 USD 588 4
State Street 9/4/24 PEN 10,308 USD 2,755 2
State Street 9/4/24 SEK 4,435 USD 413 2
State Street 9/4/24 USD 745 BRL 4,094 23
State Street 9/4/24 USD 183 CZK 4,316 (1)
State Street 9/6/24 CLP 30,696 USD 33 (1)
State Street 9/6/24 USD 36 THB 1,317 (1)
State Street 10/11/24 IDR 1,275,730 USD 77 1
State Street 10/11/24 INR 1,402 USD 17 —
State Street 10/11/24 USD 538 IDR 8,746,898 1
State Street 10/15/24 BRL 2,061 USD 379 (17)
State Street 10/18/24 MXN 18,066 USD 968 (10)
State Street 10/18/24 ZAR 9,234 USD 508 (5)
State Street 10/25/24 USD 206 CAD 281 2
State Street 10/25/24 USD 599 JPY 92,400 (26)
UBS Investment Bank 8/2/24 IDR 24,400,680 USD 1,497 3
UBS Investment Bank 8/2/24 THB 329,950 USD 9,125 133
UBS Investment Bank 8/2/24 USD 1,924 AUD 2,891 34
UBS Investment Bank 8/2/24 USD 12,258 CNH 89,261 (100)
UBS Investment Bank 8/2/24 USD 1,498 IDR 24,400,680 (3)
UBS Investment Bank 8/16/24 CHF 280 USD 315 4
UBS Investment Bank 8/23/24 EUR 328 USD 358 (3)
UBS Investment Bank 8/23/24 USD 551 AUD 839 2
UBS Investment Bank 8/23/24 USD 5,186 EUR 4,752 37

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 9/4/24 BRL 700 USD 129 $ (6)
UBS Investment Bank 9/4/24 USD 1,496 IDR 24,400,680 (5)
UBS Investment Bank 9/4/24 USD 9,147 THB 329,950 (136)
UBS Investment Bank 9/6/24 USD 844 PHP 49,312 —
UBS Investment Bank 9/6/24 USD 352 THB 12,774 (8)
UBS Investment Bank 10/25/24 JPY 42,306 USD 277 9
Wells Fargo 8/2/24 COP 58,809,831 USD 14,361 152
Wells Fargo 8/2/24 EUR 884 USD 963 (6)
Wells Fargo 8/2/24 JPY 151,161 USD 959 50
Wells Fargo 8/2/24 PEN 12,882 USD 3,469 (23)
Wells Fargo 8/2/24 USD 6,149 COP 24,719,502 49
Wells Fargo 8/2/24 USD 8,345 COP 34,090,329 (68)
Wells Fargo 8/2/24 USD 3,369 PEN 12,882 (77)
Wells Fargo 8/23/24 USD 293 EUR 270 1
Wells Fargo 9/4/24 COP 24,719,502 USD 6,119 (45)
Wells Fargo 9/4/24 USD 932 BRL 4,885 71
Wells Fargo 9/6/24 USD 83 COP 326,766 3
Wells Fargo 9/6/24 USD 36 COP 147,910 —
Wells Fargo 10/11/24 USD 1,132 PEN 4,231 1
Wells Fargo 10/25/24 USD 190 NZD 320 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (965)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 162 CAC40 Index contracts 8/24 13,230 $ (269)
Short, 12 Hang Seng Index contracts 8/24 (1,332) (23)
Long, 182 OMX Swedish Index contracts 8/24 4,445 (12)
Long, 64 Commonwealth of Australia ten year
bond contracts 9/24 4,825 34
Short, 4 DAX Performance Index contracts 9/24 (2,014) 11
Short, 121 Euro BOBL contracts 9/24 (15,388) (246)
Long, 39 Euro BTP contracts 9/24 5,021 89
Long, 20 Euro BUND contracts 9/24 2,895 27
Long, 51 Euro BUXL thirty year bond contracts 9/24 7,437 311
Long, 23 Euro OAT contracts 9/24 3,133 46
Short, 334 Euro SCHATZ contracts 9/24 (38,343) (152)
Short, 217 Euro STOXX contracts 9/24 (11,503) 153
Short, 211 FTSE 100 Index contracts 9/24 (22,670) (351)
Long, 43 FTSE MIB Index contracts 9/24 7,901 (131)
Long, 1 Government of Canada ten year bond
contracts 9/24 89 1
Short, 2 Government of Japan ten year bond
contracts 9/24 (1,905) 3
Long, 101 Mini ten year JGB contracts 9/24 9,626 (35)
Short, 99 MSCI EAFE Index contracts 9/24 (11,829) (252)
Short, 109 MSCI Emerging Markets Index
contracts 9/24 (5,976) 14
Short, 42 MSCI World Index contracts 9/24 (4,759) (60)
Long, 7 Republic of South Korea ten year bond
contracts 9/24 593 13
Long, 35 Russell 2000 E-Mini Index contracts 9/24 3,978 40
Short, 16 S&P 500 E-Mini Index Communication
Services Sector contracts 9/24 (1,807) (6)
Short, 8 S&P 500 E-Mini Index Consumer
Discretionary Sector contracts 9/24 (1,526) 14
Long, 15 S&P 500 E-Mini Index Consumer Staples
Sector contracts 9/24 1,186 (13)
Short, 32 S&P 500 E-Mini Index contracts 9/24 (8,893) (104)
Short, 22 S&P 500 E-Mini Index Energy Sector
contracts 9/24 (2,161) (30)
Long, 20 S&P 500 E-Mini Index Financial Sector
contracts 9/24 2,714 16
Long, 37 S&P 500 E-Mini Index Health Care
Sector contracts 9/24 5,629 106

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 10 S&P 500 E-Mini Index Industrial Sector
contracts 9/24 1,297 $ 35
Short, 6 S&P 500 E-Mini Index Materials Sector
contracts 9/24 (590) (19)
Short, 4 S&P 500 E-Mini Index Real Estate Select
Sector contracts 9/24 (203) (14)
Short, 31 S&P 500 E-Mini Index Technology Sector
contracts 9/24 (6,885) 204
Long, 12 S&P 500 E-Mini Index Utilities Sector
contracts 9/24 886 30
Short, 135 S&P 500 Micro E-Mini Index contracts 9/24 (3,752) 12
Short, 136 S&P/ASX 200 Index contracts 9/24 (17,923) (480)
Long, 46 S&P/TSX 60 Index contracts 9/24 9,231 333
Long, 44 TOPIX Index contracts 9/24 8,215 (79)
Short, 134 TOPIX Mini Index contracts 9/24 (2,502) 28
Long, 26 U.K. Gilt ten year contracts 9/24 3,316 85
Long, 29 U.S. Treasury Long Bond contracts 9/24 3,503 61
Long, 47 U.S. Treasury Notes five year contracts 9/24 5,071 22
Short, 79 U.S. Treasury Notes ten year contracts 9/24 (8,833) (41)
Short, 97 U.S. Treasury Notes two year contracts 9/24 (19,921) (73)
Short, 42 Ultra U.S. Treasury Bonds contracts 9/24 (5,375) (163)
Short, 22 Ultra U.S. Treasury Notes ten year
contracts 9/24 (2,543) (65)
Net payments (receipts) of variation margin to date (263)
Variation margin receivable (payable) on open futures contracts $ (1,193)

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 3,947++
Totals $ —# $ — $ 3,947+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 107,256  ¤  ¤ $ 110,869
Total $ 110,869^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $3,947 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $110,869.

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Multi-Strategy Total Return Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 50,644 $ — $ 50,644
Bank Loans — 33,467 1,816 35,283
Common Stocks 27,143 14,131 177 41,451
Convertible Bonds — 4,290 77 4,367
Convertible Preferred Stocks — — 349 349
Corporate Bonds — 51,280 195 51,475
Preferred Stocks — 539 — 539
Private Investment Company
2
— — — 82
Short-Term Investments 107,263 10,383 — 117,646
Securities Lending Collateral 3,606 — — 3,606
Options Purchased — 163 — 163
Total Securities 138,012 164,897 2,614 305,605
Swaps* — 6,312 — 6,312
Forward Currency Exchange
Contracts — 1,855 — 1,855
Futures Contracts* 1,688 — — 1,688
Total $ 139,700 $ 173,064 $ 2,614 $ 315,460
Liabilities
Options Written $ — $ 1,348 $ — $ 1,348
Swaps* — 7,523 — 7,523
Forward Currency Exchange
Contracts — 2,820 — 2,820
Futures Contracts* 2,618 — — 2,618
Total $ 2,618 $ 11,691 $ — $ 14,309

T. ROWE PRICE Multi-Strategy Total Return Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1112-054Q3 07/24
1
Includes Asset-Backed Securities, Government Bonds, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.